                                     485BPOS
                            Post-Effective Amendment

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

         File No. 33-65170:

         Pre-Effective Amendment No.___

         Post-Effective Amendment No._17_

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

         File No. 811-7822:

         Amendment No.18

                        (Check appropriate box or boxes.)

                        AMERICAN CENTURY INVESTMENT TRUST
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                             American Century Tower
                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering July 1, 2002

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on July 1, 2002 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

Your
American Century
prospectus

INVESTOR CLASS

Premium Money Market Fund

JULY 1, 2002

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.  We believe our relationship with you begins with providing a prospectus that's easy to read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

Naturally, you may have questions about investing after you read through  the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m.
Central time. Give us a call at 1-800-345-2021.

Sincerely,

/s/Mark Killen
Mark Killen
Senior Vice President
American Century Investment Services, Inc.

[left margin]
                  [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

[right margin]
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the margin.

[graphic of triangle]
This symbol highlights special information and helpful tips.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Premium Money Market seeks to earn the highest level of current income while preserving the value of your investment.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

A more detailed description of the fund's investment strategies and risks begins on page 5.

Fund            Primary Investments               Principal Risks
--------------------------------------------------------------------------------
Premium Money   Very short-term, high-quality     Lower yield than longer-term
Market          securities of banks,              or lower-quality securities
                governments and corporations
--------------------------------------------------------------------------------

At any given time your shares may be worth more or less than the price you paid.
In other words, it is possible to lose money by investing in the fund. As a money market fund, Premium Money Market seeks to maintain a stable value of
$1.00 per share. However, neither this fund, nor any other money market fund, can guarantee you won't lose money by investing in it.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking current income
*  more concerned with preservation of capital than long-term investment performance
*  seeking diversification by investing in a fixed-income mutual fund
*  comfortable with the fund's other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for long-term growth
*  looking for the added security of FDIC insurance

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

[left margin]
[graphic of triangle]
Very short-term debt securities (those with maturities shorter than 397 days)
are called money market instruments.

2

FUND PERFORMANCE HISTORY

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

INVESTOR CLASS

[data from bar chart]

2001    4.01%
2000    6.20%
1999    4.93%
1998    5.29%
1997    5.31%
1996    5.16%
1995    5.70%
1994    3.97%

(1) As of March 31, 2002, the end of the most recent calendar quarter, Premium
    Money Market's year-to-date return was 0.42%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

INVESTOR CLASS
                                Highest                Lowest
--------------------------------------------------------------------------------
Premium Money Market            1.59% (4Q 2000)        0.60% (4Q 2001)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

For the calendar year ended December 31, 2001    1 year    5 years    Life of Fund(1)
--------------------------------------------------------------------------------------
Premium Money Market                             4.01%     5.15%      4.87%
90-Day Treasury Bill Index                       3.43%     4.84%      4.75%
--------------------------------------------------------------------------------------

(1) The inception date for the fund is April 1, 1993.

[right margin]
[graphic of triangle]
The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of triangle]
For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

                                                                              3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the Investor Class shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                             $25(1)
--------------------------------------------------------------------------------

(1)  Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with American
     Century for more details.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                           Management    Distribution and         Other          Total Annual Fund
                           Fee(1)        Service (12b-1) Fees     Expenses(2)    Operating Expenses
-----------------------------------------------------------------------------------------------------
Investor Class
  Premium Money Market     0.45%         None                     0.01%          0.46%
-----------------------------------------------------------------------------------------------------

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

(2) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest and portfolio insurance.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 year      3 years      5 years       10 years
------------------------------------------------------------------------------
Investor Class
  Premium Money Market        $47         $148         $257          $579
------------------------------------------------------------------------------

[left margin]
[graphic of triangle]
Use this example to compare the  costs of investing in other funds.  Of course, your actual costs may be higher or lower.

4

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Premium Money Market seeks to earn the highest level of current income while preserving the value of your investment.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

Premium Money Market invests in HIGH-QUALITY, cash-equivalent securities. These securities include very short-term U.S. government securities that are direct obligations of the United States, such as Treasury bills, notes and bonds.
They also may include obligations issued or guaranteed by agencies and instrumentalities of the U.S. government. The fund also may invest in short-term bank and corporate obligations that are payable in U.S. dollars.

For more information about the fund's credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 6.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because the securities the fund invests in are among the safest securities available,  the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on the fund will likely be lower than funds that invest in longer-term or lower-quality securities.

[right margin]
A HIGH-QUALITY debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. Details of the fund's credit quality standards are described in the Statement of Additional
Information.

                                                                             5

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements
*  identifying debt securities that satisfy a fund's credit quality standards
*  evaluating current economic conditions and assessing the risk of inflation
*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                              Amount of           Percent of     Remaining     Weighted
                              Security Owned      Portfolio      Maturity      Maturity
------------------------------------------------------------------------------------------
Debt Security A               $100,000            25%            4 years       1 year
------------------------------------------------------------------------------------------
Debt Security B               $300,000            75%            12 years      9 years
------------------------------------------------------------------------------------------
Weighted Average Maturity                                                     10 years
------------------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[left margin]
WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[graphic of triangle]
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

6

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity      Current Price     Price After 1% Increase      Change in Price
----------------------------------------------------------------------------------------
1 year                  $100.00           $99.06                       -0.94%
----------------------------------------------------------------------------------------
3 years                 $100.00           $97.38                       -2.62%
----------------------------------------------------------------------------------------
10 years                $100.00           $93.20                       -6.80%
----------------------------------------------------------------------------------------
30 years                $100.00           $88.69                      -11.31%
----------------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Securities rated in one of the highest two categories by a nationally recognized securities rating organization are considered "high quality." Although they are considered high quality, an investment in these securities still involves some credit risk because a AAA rating is not a guarantee of payment. For a complete description of the ratings system  and an explanation of certain exceptions to the guidelines reflected in the chart, see the Statement of Additional
Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objective. Each technique has its own characteristics, and may pose some level of risk  to the fund. To learn more about these techniques, you should review the Statement of Additional Information before making an investment.

[right margin]
[graphic of triangle]
Credit quality may be lower when the issuer has any of the following
* a high debt level
* a short operating history
* a difficult, competitive environment
* a less stable cash flow

                                                                            7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund, the advisor received a unified management fee  of 0.45% of the average net assets of the Investor Class shares of the fund. The rate of  the management fee for the fund is determined monthly on a class-by-class basis using  a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of the fund's fee, the advisor paid all expenses  of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

8

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund is managed by the Money Market team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
has been a member of the team since July 2001. He joined American Century in May
1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

DENISE TABACCO

Ms. Tabacco, Vice President and Senior Portfolio Manager, has been a member of the  team since May 1996. She joined American Century in 1988, becoming a member of its investment management department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden
Gate University.

COLLEEN M. DENZLER

Ms. Denzler, Vice President, Senior Portfolio Manager and Fixed-Income
Investment Liaison, has been a member of the team since January 1996. Prior to joining American Century in January 1996, she was a Portfolio Manager with the
Calvert Group for 10 years, specializing in state tax-exempt portfolios. She has a bachelor's degree in finance from Radford University. She is a CFA charterholder.

TODD PARDULA

Mr. Pardula, Vice President and Portfolio Manager, has been a member of the team since May 1994. He joined American Century in February 1990 as an Investor
Services Representative. He also was an Associate Municipal Credit Analyst for two years. He has  a bachelor's degree in finance from Santa Clara University.
He is a CFA charterholder.

ALAN KRUSS

Mr. Kruss, Portfolio Manager, has been a member of the team since November 2001.
He joined American Century in 1997 as an Investment Administrator. He has a
bachelor's degree in finance from San Francisco State.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

[right margin]
[graphic of triangle]
CODE OF ETHICS
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people  who manage the fund.
Among  other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and  sale of the same security within 60 calendar days. In addition, the Code  of Ethics requires portfolio managers and other employees with access to information about the purchase or  sale of securities by the fund to  obtain approval before executing permitted personal trades.

                                                                              9

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

Investor Relations
1-800-345-2021

Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans
1-800-345-353

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information  Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

10

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other  information, and sending confirmation of transactions. If we follow these procedures,  we are not responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

AUTOMATICALLY

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of triangle]
Please remember, if you request redemptions by wire, $10 will  be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By mail section. Give your bank the following information to wire money.

* Our bank information
      Commerce Bank N.A.
      Routing No. 101000019
      Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the Open an account wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                           4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday    8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road                    10350 Park Meadows Drive
Mountain View, California               Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday       8:30 a.m. to 5:30 p.m., Monday - Friday

                                                                             11

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                            $100,000
--------------------------------------------------------------------------------
Traditional IRA                                                $100,000
--------------------------------------------------------------------------------
Roth IRA                                                       $100,000
--------------------------------------------------------------------------------
UGMA/UTMA                                                      $100,000
--------------------------------------------------------------------------------
403(b)                                                         $100,000(1)
--------------------------------------------------------------------------------
Qualified Retirement Plan                                      $100,000(2)
--------------------------------------------------------------------------------

(1) For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(2) The minimum investment requirements may be different for some types of retirement accounts.

ACCOUNT MAINTENANCE FEE

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem shares in one  of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in
American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-,
SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)  registered under your Social Security number. We will not charge you the fee as long  as you choose to manage your account exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment  is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

[left margin]
PERSONAL ACCOUNTS include  individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Education Savings Accounts (formerly Education IRAs)
and  traditional, Roth and Rollover IRAs.  If you have only business, business retirement, employer-sponsored  or American Century Brokerage accounts, you are currently not  subject to this fee, but you may be subject to other fees.

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of triangle]
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American  Century account.

12

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders  avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuations, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century will redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

                                                                            13

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on its behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

14

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

The portfolio securities of Premium Money Market are valued at amortized cost.
This means that the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless  of the impact of interest rates on the market value of the security. The board has adopted procedures to ensure that this type of pricing is fair to the fund's shareholders.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest  received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities.

The fund declares distributions from net income daily. These distributions are paid on the last business day of each month. The fund declares and pays distributions of net realized capital gains, if any, in the same manner as income distributions. Distributions are reinvested automatically in additional shares unless you choose another option.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND
*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

[right margin]
GOOD ORDER means that your  instructions have been received in the form required by American Century. This may include providing, for example, the fund name and account number, the amount of the transaction and all required signatures.

CAPITAL GAINS are increases in the values of capital assets, such  as stock, from the time the assets are purchased.

16

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value of the fund shares has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains  distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                    Tax Rate for 10%        Tax Rate for
Type of Distribution                and 15% Brackets        All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary income rate    Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years) 10%                     20%
--------------------------------------------------------------------------------
Long-term capital gains (> 5 years) 8%                      20%(1)
--------------------------------------------------------------------------------

(1) The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in  the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

16

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to shareholders
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - net investment income of the fund as a percentage of average net assets

The Financial Highlights for the fiscal year ended March 31, 2002, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their
Independent Accountants' Report and the financial statements are included in the fund's Annual Report, which is available upon request.  Prior years' information was audited by other independent auditors.

                                                                              17

PREMIUM MONEY MARKET FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

Per-Share Data
                                                              2002         2001         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $1.00        $1.00        $1.00        $1.00        $1.00
                                                          --------     --------     --------     --------     --------
Income From Investment Operations
  Net Investment Income                                       0.03         0.06         0.05         0.05         0.05
                                                          --------     --------     --------     --------     --------
Distributions
  From Net Investment Income                                (0.03)       (0.06)       (0.05)       (0.05)       (0.05)
                                                          --------     --------     --------     --------     --------
Net Asset Value, End of Period                               $1.00        $1.00        $1.00        $1.00        $1.00
                                                          ========     ========     ========     ========     ========
  Total Return(1)                                            3.03%        6.18%        5.18%        5.14%        5.38%

Ratios/Supplemental Data
                                                              2002         2001         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            0.46%        0.45%        0.45%        0.45%        0.45%
Ratio of Net Investment Income to Average Net Assets         2.91%        5.99%        5.09%        4.99%        5.26%
Net Assets, End of Period (in thousands)                  $575,389     $526,794     $378,719     $276,048     $182,487

(1) Total return assumes reinvestment of dividends and capital gains distributions, if any.

18

NOTES

                                                                 19

NOTES

20

NOTES

                                                                 21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities  and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person             SEC Public Reference Room
                      Washington, D.C.
                      Call 202-942-8090 for location and hours.

On the Internet       * EDGAR database at www.sec.gov
                      * By email request at publicinfo@sec.gov

By mail               SEC Public Reference Section
                      Washington, D.C. 20549-0102

Fund Reference                          Fund Code                Ticker
--------------------------------------------------------------------------------
Investor Class
 Premium Money Market                   147                      TCRXX
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7822

[american century logo and text logo (reg. sm)]
American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
www.americancentury.com

0207
SH-PRS-29943

Your
American Century
prospectus

INVESTOR CLASS

Prime Money Market Fund

JULY 1, 2002

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]
                  [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors. We believe our relationship with you begins with providing a prospectus that's easy to read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m.
Central time. Give us a call at 1-800-345-2021.

Sincerely,

/s/Mark Killen
Mark Killen
Senior Vice President
American Century Investment Services, Inc.

[right margin]
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the margin.

[graphic of triangle]
This symbol highlights special information and helpful tips.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high-quality, very short-term DEBT
SECURITIES issued by corporations, banks and governments.

Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities.
Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Investments in debt securities also involve interest rate risk. However, the fund's investments in very short-term debt securities are designed to minimize this risk.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  more concerned with preservation of capital than long-term investment performance
*  seeking some current income
*  seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for long-term growth
*  looking for the added security of FDIC insurance

[left margin]
DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

[graphic of triangle]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in
it.

2

FUND PERFORMANCE HISTORY

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's  historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

INVESTOR CLASS

[data from bar chart]
2001    3.83%
2000    6.02%
1999    4.77%
1998    5.18%
1997    5.26%
1996    5.09%
1995    5.70%
1994    4.47%

(1) As of March 31, 2002, the end of the most recent calendar quarter, Prime
    Money Market's year-to-date return was 0.39%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

INVESTOR CLASS
                             Highest                     Lowest
--------------------------------------------------------------------------------
Prime Money Market           1.56% (3Q 2000)             0.54% (4Q 2001)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no  operating costs and is included in the table for performance comparison.

INVESTOR CLASS

For the calendar year ended December 31, 2001        1 year         5 years      Life of Fund(1)
-------------------------------------------------------------------------------------------------
Prime Money Market                                   3.83%          5.01%        5.01%
90-day Treasury Bill Index                           3.43%          4.84%        4.89%(2)
-------------------------------------------------------------------------------------------------

(1) The inception date for Prime Money Market is November 17, 1993.

(2) Since November 30, 1993, the date closest to the fund's inception for which data are available.

[right margin]
[graphic of triangle]
The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of triangle]
For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

                                                                              3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
 Maximum Account Maintenance Fee                            $25(1)
--------------------------------------------------------------------------------

(1) Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with American
    Century for more details.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                         Management    Distribution and        Other          Total Annual Fund
                         Fee(1)        Service (12b-1) Fees    Expenses(2)    Operating Expenses
-------------------------------------------------------------------------------------------------
Investor Class
  Prime Money Market     0.59%         None                    0.01%          0.60%
-------------------------------------------------------------------------------------------------

(1) Based on fund assets of all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) Other expenses include the fees and expenses of the fund's independent
    Trustees and their legal counsel, as well as interest and portfolio insurance.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 year      3 years      5 years      10 years
------------------------------------------------------------------------------
Investor Class
  Prime Money Market       $61         $192         $334         $749
------------------------------------------------------------------------------

[left margin]
[graphic of triangle]
Use this example to compare the  costs of investing in other funds.  Of course, your actual costs may be higher or lower.

4

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys HIGH-QUALITY, very short-term, debt securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S. dollars.

For more information about the fund's credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 6.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because high-quality, very short-term debt securities are among the safest securities  available, the interest they pay is among the lowest for income-paying securities.  Accordingly, the yield on this fund will likely be lower than the yield on funds that  invest in longer-term or lower-quality securities.

[right margin]
A HIGH-QUALITY debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. Details of the fund's credit quality standards are described in the Statement of Additional
Information.

                                                                             5

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements
*  identifying debt securities that satisfy a fund's credit quality standards
*  evaluating current economic conditions and assessing the risk of inflation
*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                               Amount of           Percent of     Remaining       Weighted
                               Security Owned      Portfolio      Maturity        Maturity
---------------------------------------------------------------------------------------------
Debt Security A                $100,000            25%            4 years         1 year
---------------------------------------------------------------------------------------------
Debt Security B                $300,000            75%            12 years        9 years
---------------------------------------------------------------------------------------------
Weighted Average Maturity                                                         10 years
---------------------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[left margin]
WEIGHTED AVERAGE MATURITY is a tool the fund managers use to  approximate the remaining term to maturity of a fund's investment portfolio.

[graphic of triangle]
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

6

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity     Current Price     Price After 1% Increase     Change in Price
------------------------------------------------------------------------------------------
1 year                 $100.00           $99.06                      -0.94%
------------------------------------------------------------------------------------------
3 years                $100.00           $97.38                      -2.62%
------------------------------------------------------------------------------------------
10 years               $100.00           $93.20                      -6.80%
------------------------------------------------------------------------------------------
30 years               $100.00           $88.69                     -11.31%
------------------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Securities rated in one of the highest two categories by a nationally recognized securities rating organization are considered "high quality." Although they are considered high quality, an investment in these securities still involves some credit risk because a AAA rating is not a guarantee of payment. For a complete description of the ratings system  and an explanation of certain exceptions to the guidelines reflected in the chart, see the Statement of Additional
Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment  objective. Each technique has its own characteristics, and may pose some level of risk  to the fund. To learn more about these techniques, you should review the Statement of Additional Information before making an investment.

[right margin]
[graphic of triangle]
Credit quality may be lower when the issuer has any of the following

* a high debt level
* a short operating history
* a difficult, competitive environment
* a less stable cash flow

                                                                              7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no  financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.60% of the average net assets of the Investor Class shares of the fund. The rate of the management fee for the fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor  to unaffiliated third parties who provide recordkeeping and administrative services  that would otherwise be performed by an affiliate of the advisor.

8

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund is managed by the Money Market team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
has been a member of the team since July 2001. He joined American Century in May
1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

DENISE TABACCO

Ms. Tabacco, Vice President and Senior Portfolio Manager, has been a member of the team since May 1996. She joined American Century in 1988, becoming a member of its investment management department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden
Gate University.

COLLEEN M. DENZLER

Ms. Denzler, Vice President, Senior Portfolio Manager and Fixed-Income
Investment Liaison, has been a member of the team since January 1996. Prior to joining American Century in January 1996, she was a Portfolio Manager with the
Calvert Group for 10 years, specializing in state tax-exempt portfolios. She has a bachelor's degree in finance from Radford University. She is a CFA charterholder.

TODD PARDULA

Mr. Pardula, Vice President and Portfolio Manager, has been a member of the team since May 1994. He joined American Century in February 1990 as an Investor
Services Representative. He also was an Associate Municipal Credit Analyst for two years. He has  a bachelor's degree in finance from Santa Clara University.
He is a CFA charterholder.

ALAN KRUSS

Mr. Kruss, Portfolio Manager, has been a member of the team since November 2001.
He joined American Century in 1997 as an Investment Administrator. He has a
bachelor's degree in finance from San Francisco State.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

[right margin]
[graphic of triangle]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people  who manage the fund.
Among  other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

                                                                               9

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with  signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you  are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See Account Maintenance Fee in this section.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE

Investor Relations
1-800-345-2021

Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information  Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line  if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized  bank account.

*Online redemptions up to $25,000 per day.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

10

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other  information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
AUTOMATICALLY

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of triangle]
Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By mail section. Give your bank the following information to wire money.

* Our bank information
      Commerce Bank N.A.
      Routing No. 101000019
      Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the  Open an account section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St                            4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday    8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road                    10350 Park Meadows Drive
Mountain View, California               Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday       8:30 am. to 5:30 p.m., Monday - Friday

                                                                             11

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                    $2,500
--------------------------------------------------------------------------------
Traditional IRA                                        $2,500
--------------------------------------------------------------------------------
Roth IRA                                               $2,500
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)(1)          $2,000
--------------------------------------------------------------------------------
UGMA/UTMA                                              $2,500
--------------------------------------------------------------------------------
403(b)                                                 $1,000(2)
--------------------------------------------------------------------------------
Qualified Retirement Plans                             $2,500(3)
--------------------------------------------------------------------------------

(1) Formerly Education IRA.

(2) For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(3) The minimum investment requirements may be different for some types of retirement accounts.

ACCOUNT MAINTENANCE FEE

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April.  If your total investments are less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the
$12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment  is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

[left margin]
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Education Savings Accounts (formerly Education IRAs)
and traditional, Roth and Rollover IRAs. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of triangle]
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American  Century account.

12

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders  avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15  days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of  the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt  portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

                                                                             13

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description  of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[left margin]
[graphic of triangle]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

14

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

The fund's portfolio securities are valued at amortized cost. This means the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The Board has adopted procedures to ensure that this type of pricing is fair to the fund's investors.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its investors in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

The fund declares distributions from net income daily. These distributions are paid on  the last business day of each month. The fund declares and pays distributions of net  realized capital gains, if any, in the same manner as income distributions.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem  shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND

*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest  distributions unless you elect to receive them in cash.

[right margin]
GOOD ORDER means that your  instructions have been received in the form required by American Century. This may include providing, for example, the fund name and account number, the amount of the transaction and all required signatures.

CAPITAL GAINS are increases in  the values of capital assets, such  as stock, from the time the assets  are purchased.

                                                                             15

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%       Tax Rate for
Type of Distribution                 and 15% Brackets       All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate   Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                    20%
--------------------------------------------------------------------------------
Long-term capital gains (> 5 years)  8%                     20%(1)
--------------------------------------------------------------------------------

(1) The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax  situation is unique, you may want to consult your tax professional about federal, state  and local tax consequences.

16

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Advisor Class and C Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions or 12b-1 fees.

The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at
1-800-345-3533.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class  has exclusive voting rights with respect to matters solely affecting such class; and  (d) each class may have different exchange privileges.

                                                                             17

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

The Financial Highlights for the one month period ended March 31, 2002 and the fiscal years ended February 28, 2002, February 28, 2001, February 29, 2000 and
February 28, 1999 and 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants. The fiscal year end for Prime Money Market was changed from February 28 to March 31. Their Independent Accountants' Report and the
financial  statements are included in the fund's Annual Report, which is available upon request.

18

PRIME MONEY MARKET FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED FEBRUARY 28 (EXCEPT AS NOTED

Per-Share Data
                                                 2002(1)       2002         2001      2000(2)         1999         1998
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                               --------     --------     --------     --------     --------     --------
Income From Investment Operations
  Net Investment Income                           --(3)        0.03         0.06         0.05         0.05         0.05
                                               --------     --------     --------     --------     --------     --------
Distributions
  From Net Investment Income                      --(3)       (0.03)       (0.06)       (0.05)       (0.05)       (0.05)
                                               --------     --------     --------     --------     --------     --------
Net Asset Value, End of Period                   $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                               ========     ========     ========     ========     ========     ========
  Total Return(4)                                 0.13%        3.16%        6.05%        4.92%        5.07%        5.29%

Ratios/Supplemental Data
                                                2002(1)         2002         2001      2000(2)         1999         1998
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets(6)                          0.60%(5)        0.60%        0.60%        0.60%        0.58%        0.50%

Ratio of Operating Expenses to Average
Net Assets (Before Expense Waiver)             0.60%(5)        0.60%        0.60%        0.60%        0.60%        0.63%

Ratio of Net Investment Income to
Average Net Assets(6)                          1.48%(5)        3.13%        5.88%        4.81%        4.91%        5.17%

Ratio of Net Investment Income to Average
Net Assets (Before Expense Waiver)             1.48%(5)        3.13%        5.88%        4.81%        4.89%        5.04%

Net Assets, End of Period (in thousands)    $2,756,147    $2,796,914   $2,875,876   $2,921,825   $2,851,880   $1,417,311

(1) One month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31 resulting in a one month reporting period.

(2) Year ended February 29, 2000.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

(6) The manager waived a portion of expenses through May 31, 1998.

                                                                             19

NOTES

20

NOTES

                                                                             21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't  request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities  and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Fund Reference              Fund Code       Ticker       Newspaper Listing
------------------------------------------------------------------------------
Investor Class
  Prime Money Market        921             BPRXX        AmC Prime
------------------------------------------------------------------------------

Investment Company Act File No. 811-7822

[american century logo and text logo (reg. sm)]
American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
www.americancentury.com

0207
SH-PRS-29941

Your
American Century
prospectus

ADVISOR CLASS
C CLASS

Prime Money Market Fund

JULY 1, 2002

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]
                  [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

This year, you'll notice that we've combined information about Advisor Class and
C Class shares into one booklet. Advisor Class and C Class shares are both offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies.

It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please visit www.americancentury.com. You'll find information there 24 hours a day, seven days a week that should answer many of your questions. Or, call your investment professional, who will be happy to assist you.

Sincerely,

/s/W. Gordon Snyder
W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

[right margin]
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the margin.

[graphic of triangle]
This symbol highlights special information and helpful tips.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high-quality, very short-term DEBT
SECURITIES issued by corporations, banks and governments.

Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities.
Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Investments in debt securities also involve interest rate risk. However, the fund's investments in very short-term debt securities are designed to minimize this risk.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  more concerned with preservation of capital than long-term investment performance
*  seeking some current income
*  seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for long-term growth
*  looking for the added security of FDIC insurance

[left margin]
DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

An investment in the fund is not a  bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in
it.

2

FUND PERFORMANCE HISTORY

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year.

ADVISOR CLASS

[data from bar chart]

2001    3.57%
2000    5.76%
1999    4.51%

(1) As of March 31, 2002, the end of the most recent calendar quarter, Prime
    Money Market's year-to-date return was 0.32%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

ADVISOR CLASS
                            Highest                       Lowest
--------------------------------------------------------------------------------
Prime Money Market          1.49% (3Q 2000)               0.48% (4Q 2001)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Advisor
Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.
The C Class of Prime Money Market does not yet have a full calendar year's worth of performance, therefore it is not included in the table below.

ADVISOR CLASS

For the calendar year ended December 31, 2001      1 year      Life of Fund(1)
--------------------------------------------------------------------------------
Prime Money Market                                 3.57%           4.62%
90-day Treasury Bill Index                         3.43%           4.69%(2)
--------------------------------------------------------------------------------

(1) The inception date for the Advisor Class of Prime Money Market is August
    28, 1998.

(2) Since August 31, 1998, the date closest to the class's inception for which data are available.

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[graphic of triangle]
The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of triangle]
For current performance information, including yields, please call us at
1-800-345-3533 or visit us at www.americancentury.com.

                                                                               3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------------------------------------
C Class
 Maximum Deferred Sales Charge (load) (as a percentage of net asset value)     0.75%(1)
----------------------------------------------------------------------------------------

(1) The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

            Management     Distribution and                Other           Total Annual
            Fee(1)         Service (12b-1) Fees(2)(3)      Expenses(4)     Fund Operating Expenses
----------------------------------------------------------------------------------------------------
Advisor
  Prime     0.34%          0.50%                           0.01%           0.85%
----------------------------------------------------------------------------------------------------
C Class
  Prime     0.59%          0.75%                           0.01%           1.35%
----------------------------------------------------------------------------------------------------

(1) Based on fund assets of all classes of the fund during the fund's most recent fiscal year. The fund has a stepped-fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services.
    For more information, see Service and Distribution Fees, page 16.

(3) The 12b-1 fee is designed to permit investors to purchase C Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing individual shareholder and administrative services, and a portion is used to compensate them for distribution services. For more information, see Service and Distribution Fees, page 16.

(4) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest and portfolio insurance.

[left margin]
[graphic of triangle]
When purchasing through a financial intermediary you may be charged a fee.

4

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                    1 year         3 years         5 years        10 years
-----------------------------------------------------------------------------
Advisor
  Prime             $87            $271            $470           $1,045
-----------------------------------------------------------------------------
C Class
  Prime             $212           $426            $736           $1,614
-----------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares.

                    1 year         3 years         5 years        10 years
-----------------------------------------------------------------------------
C Class
  Prime             $137           $426            $736           $1,614
-----------------------------------------------------------------------------

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[graphic of triangle]
Use this example to compare the  costs of investing in other funds.  Of course, your actual costs may be higher or lower.

                                                                             5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys HIGH-QUALITY, very short-term debt securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S. dollars.

For more information about the fund's credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 7.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because high-quality securities are among the safest securities available, the interest  they pay is among the lowest for income-paying securities.
Accordingly, the yield  on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

[left margin]
A HIGH-QUALITY debt security is  one that has been determined to  be in the top two credit quality  categories. This can be established  in a number of ways.
For example, independent rating agencies may  rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security  to determine if its credit quality is  high enough for investment. Details  of the fund's credit quality standards are described in the Statement of Additional
Information.

6

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements
*  identifying debt securities that satisfy a fund's credit quality standards
*  evaluating current economic conditions and assessing the risk of inflation
*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                                 Amount of             Percent of       Remaining        Weighted
                                 Security Owned        Portfolio        Maturity         Maturity
-----------------------------------------------------------------------------------------------------
Debt Security A                  $100,000              25%              4 years          1 year
-----------------------------------------------------------------------------------------------------
Debt Security B                  $300,000              75%              12 years         9 years
-----------------------------------------------------------------------------------------------------
Weighted Average Maturity                                                                10 years
-----------------------------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest  rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[right margin]
WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[graphic of triangle]
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

7

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity       Current Price       Price After 1% Increase        Change in Price
----------------------------------------------------------------------------------------------
1 year                   $100.00             $99.06                        -0.94%
----------------------------------------------------------------------------------------------
3 years                  $100.00             $97.38                        -2.62%
----------------------------------------------------------------------------------------------
10 years                 $100.00             $93.20                        -6.80%
----------------------------------------------------------------------------------------------
30 years                 $100.00             $88.69                       -11.31%
----------------------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment  objective. Each technique has its own characteristics, and may pose some level of risk  to the fund. To learn more about these techniques, you should review the Statement of Additional Information before making an investment.

[left margin]
[graphic of triangle]

Credit quality may be lower when the issuer has any of the following
* a high debt level
* a short operating history
* a difficult, competitive environment
* a less stable cash flow

8

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.34% of the average net assets of the Advisor Class shares of the fund. The rate of the management fee for each fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor  to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The C Class was not in operation for the fiscal year ended March 31, 2002. The fund  will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules.

Investment Category Fee Schedule       Complex Fee Schedule (C Class)

Category Assets           Fee Rate     Complex Assets               Fee Rate
---------------           --------     --------------               --------
First $1 billion          0.3700%      First $2.5 billion           0.3100%
Next $1 billion           0.3270%      Next $7.5 billion            0.3000%
Next $3 billion           0.2860%      Next $15 billion             0.2985%
Next $5 billion           0.2690%      Next $25 billion             0.2970%
Next $15 billion          0.2580%      Next $50 billion             0.2960%
Next $25 billion          0.2575%      Next $100 billion            0.2950%
Thereafter                0.2570%      Next $100 billion            0.2940%
                                       Next $200 billion            0.2930%
                                       Next $250 billion            0.2920%
                                       Next $500 billion            0.2910%
                                       Thereafter                   0.2900%

                                                                             9

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund is managed by the Money Market team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
has been a member of the team since July 2001. He joined American Century in May
1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

DENISE TABACCO

Ms. Tabacco, Vice President and Senior Portfolio Manager, has been a member of the team since May 1996. She joined American Century in 1988, becoming a member of its investment management department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden
Gate University.

COLLEEN M. DENZLER

Ms. Denzler, Vice President, Senior Portfolio Manager and Fixed-Income
Investment Liaison, has been a member of the team since January 1996. Prior to joining American Century in January 1996, she was a Portfolio Manager with the
Calvert Group for 10 years, specializing in state tax-exempt portfolios. She has a bachelor's degree in finance from Radford University. She is a CFA charterholder.

TODD PARDULA

Mr. Pardula, Vice President and Portfolio Manager, has been a member of the team since May 1994. He joined American Century in February 1990 as an Investor
Services Representative. He also was an Associate Municipal Credit Analyst for two years. He has  a bachelor's degree in finance from Santa Clara University.
He is a CFA charterholder.

ALAN KRUSS

Mr. Kruss, Portfolio Manager, has been a member of the team since November 2001.
He joined American Century in 1997 as an Investment Administrator. He has a
bachelor's degree in finance from San Francisco State.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

[left margin]
[graphic of triangle]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people  who manage the fund.
Among  other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

10

INVESTING WITH AMERICAN CENTURY

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                            $2,500
--------------------------------------------------------------------------------
Traditional IRA                                                $2,500
--------------------------------------------------------------------------------
Roth IRA                                                       $2,500
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)(1)                  $2,000
--------------------------------------------------------------------------------
UGMA/UTMA                                                      $2,500
--------------------------------------------------------------------------------
403(b)                                                         $1,000(2)
--------------------------------------------------------------------------------
Qualified Retirement Plans                                     $2,500(3)
--------------------------------------------------------------------------------

(1) Formerly Education IRA.

(2) For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(3) The minimum investment requirements may be different for some types of retirement accounts.

ELIGIBILITY FOR ADVISOR CLASS AND C CLASS SHARES

The Advisor Class and C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of  Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[right margin]
[graphic of triangle]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

                                                                             11

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other  information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt  portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

REDEMPTIONS

For C Class shares, if you sell your shares within 18 months of their purchase, you will pay a sales charge in the amount of which is contingent upon the amount of time you have held your shares. See Contingent Deferred Sales Charge on page
16. Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV)
next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

[left margin]
A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of triangle]
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

12

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1%  of the value of the fund's assets if that amount is less than $250,000), we reserve the  right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15  days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of  the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that C Class shares redeemed in this manner may be subject to a sales charge if held less than 18 months. You also may incur tax liability as a result of the redemption.

EXCHANGES BETWEEN FUNDS

You may exchange C Class shares of the fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

                                                                              13

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

The fund's portfolio securities are valued at amortized cost. This means the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The Board has adopted procedures to ensure that this type of pricing is fair to the fund's investors.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its investors in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities.

The fund declares distributions from net income daily. These distributions are paid on the last business day of each month. The fund declares and pays distributions of net realized CAPITAL GAINS, if any, in the same manner as income distributions.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND
*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest  distributions unless you elect to receive them in cash.

[left margin]
GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

CAPITAL GAINS are increases  in the values of capital assets, such as stock, from the time the assets are purchased.

14

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for             Tax Rate for
Type of Distribution                 10% and 15% Bracket      All Other Brackets
-----------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate     Ordinary income rate
-----------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                      20%
-----------------------------------------------------------------------------------
Long-term capital gains (> 5 years)  8%                       20%(1)
-----------------------------------------------------------------------------------

(1) The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax  situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

                                                                              15

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Advisor Class and C Class. The shares offered by this Prospectus are Advisor Class and C
Class shares and are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The other class has different fees, expenses and/or minimum investment requirements from the Advisor Class and C Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this prospectus, call us at
1-800-345-2021 for Investor Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

Contingent Deferred Sales Charge

If you sell C Class shares within 18 months of purchasing them, you will pay a
Contingent Deferred Sales Charge (CDSC). The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter in accordance with the following chart:

   After 13 months 0.625%
   After 14 months 0.500%
   After 15 months 0.375%
   After 16 months 0.250%
   After 17 months 0.125%
   After 18 months 0.000%

The CDSC is calculated from your date of purchase, and will not be charged on shares acquired through reinvestment of dividends or distributions, increases in the net asset value of shares, or exchanges into the C Class of other American
Century funds. We will redeem shares not subject to the CDSC first, and other shares will be redeemed in the order they were purchased.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class and C Class shares have 12b-1 Plans. Under the Advisor Class Plan, the fund's Advisor Class pays an annual fee of 0.50% of
Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. Under the C Class
Plan, the fund's C Class pays an annual fee of 0.75% of C Class average net assets, 0.25% for certain individual shareholder and administrative services and
0.50% for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make Advisor Class and C Class shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. For additional information about the Plans and their terms, see Multiple Class Structure in the Statement of Additional Information.

16

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

The Financial Highlights for the one month period ended March 31, 2002 and the fiscal years ended February 28, 2002, February 28, 2001, February 29, 2000 and
February 28, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants. The fiscal year end for Prime Money Market was changed from
February 28 to March 31. Their Independent Accountants' Report and the
financial statements are included in the fund's Annual Report, which is available upon request.

                                                                            17

PRIME MONEY MARKET FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED FEBRUARY 28
(EXCEPT AS NOTED)

Per-Share Data
                                                          2002(1)      2002       2001        2000(2)       1999(3)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $1.00      $1.00      $1.00        $1.00         $1.00
                                                          -------    -------    -------      -------       -------
Income From Investment Operations
  Net Investment Income                                     --(4)      0.03       0.06         0.05          0.02
                                                          -------    -------    -------      -------       -------
Distributions
  From Net Investment Income                                --(4)     (0.03)     (0.06)       (0.05)        (0.02)
                                                          -------    -------    -------      -------       -------
Net Asset Value, End of Period                             $1.00      $1.00      $1.00        $1.00         $1.00
                                                          =======    =======    =======      =======       =======
  Total Return(5)                                          0.10%       2.90%      5.79%        4.66%         2.31%

Ratios/Supplemental Data
                                                          2002(1)       2002       2001      2000(2)       1999(3)
--------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.85%(6)      0.85%      0.85%        0.85%      0.85%(6)
Ratio of Net Investment Income to Average Net Assets     1.23%(6)      2.88%      5.63%        4.56%      4.53%(6)
Net Assets, End of Period (in thousands)                 $14,329     $13,609     $7,784       $4,799       $3,215

(1) One month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31 resulting in a one month reporting period.

(2) Year ended February 29, 2000.

(3) August 28, 1998 (inception) through February 28, 1999.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(6) Annualized.

18

NOTES

                                                                         19

NOTES

20

NOTES

                                                                         21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities  and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Fund Reference                          Fund Code                Ticker
--------------------------------------------------------------------------------
Advisor Class
 Prime Money Market                     821                      ACAAX
--------------------------------------------------------------------------------
C Class
 Prime Money Market                     421                      N/A
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7822

[american century logo and text logo (reg. sm)]

American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575
www.americancentury.com

0207
SH-PRS-29942

Your
American Century
prospectus

INVESTOR CLASS
High-Yield Fund
Diversified Bond Fund

INSTITUTIONAL CLASS
Diversified Bond Fund

JULY 1, 2002

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

This year, you'll notice that we've combined information about Investor Class and Institutional Class shares into one booklet. It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor Class shares have no up-front or deferred charges, commissions or 12b-1 fees. They are available directly from American Century. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies. The
Institutional Class shares also are available to individuals who meet the minimum investment requirements as outlined in your prospectus.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please visit www.americancentury.com. You'll find information there 24 hours a day, seven days a week that should answer many of your questions. You also may call
1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and Saturdays,  9 a.m. to 2 p.m.
Central time.

Sincerely,

/s/Mark Killen
Mark Killen
Senior Vice President
American Century Investment Services, Inc.

[left margin]
                  [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

[right margin]
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the margin.

[graphic of triangle]
This symbol highlights special information and helpful tips.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

High-Yield seeks high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

Diversified Bond seeks a high level of income by investing primarily in non-money market DEBT SECURITIES.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

A detailed description of the funds' investment strategies and risks begins on page 7.

Fund                Primary Investments           Principal Risks
--------------------------------------------------------------------------------
High-Yield          Lower-rated corporate debt    Credit, liquidity and interest
                    securities                    rate risk
--------------------------------------------------------------------------------
Diversified Bond    High- and medium-grade        Interest rate, credit and
                    non-money market debt         prepayment risk
                    securities
--------------------------------------------------------------------------------

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking high current income with the potential for capital gains with
   High-Yield

*  investing through an IRA or other tax-advantaged retirement plan with
   High-Yield

*  seeking current income from your investment in Diversified Bond

*  seeking diversification by investing in a fixed-income mutual fund such as
   Diversified Bond

*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  uncomfortable with the risk of investing in the lower-rated debt securities purchased by High-Yield

*  looking for the added security of FDIC insurance

*  investing for long-term growth with Diversified Bond

[left margin]
DEBT SECURITIES include  fixed-income investments such  as notes, bonds, commercial paper  and U.S. Treasury securities.

[graphic of triangle]
Investments in the funds are not  bank deposits, and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or  any other government agency.

2

FUND PERFORMANCE HISTORY

HIGH-YIELD FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for  each full calendar year in the life of the fund. It indicates the volatility of the fund's  historical returns from year to year. Account fees are not reflected in the chart below.  If they had been included, returns would be lower than those shown.

INVESTOR CLASS

[data from bar chart]
2001      3.23%
2000    -13.92%
1999      5.86%
1998     -1.25%

(1) As of March 31, 2002, the end of the most recent calendar quarter,
    High-Yield's year-to-date return was 1.77%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

INVESTOR CLASS

                        Highest                      Lowest
--------------------------------------------------------------------------------
High-Yield              5.77% (4Q 2001)              -9.36% (4Q 2000)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

For the calendar year ended December 31, 2001     1 year        Life of Fund(1)
--------------------------------------------------------------------------------
High-Yield

Return Before Taxes                               3.23%            -1.31%

Return After Taxes on Distributions              -0.92%            -4.99%

Return After Taxes on Distributions and
   Sale of Fund Shares                            2.07%            -2.69%

CSFB High-Yield Index II(2)                       6.16%             1.41%
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) The inception date for High-Yield is September 30, 1997.

(2) On May 31, 2001, the Donaldson, Lufkin, & Jenrette (DLJ) High Yield Index,
    High-Yield's benchmark since inception, became known as the Credit Suisse
    First Boston (CSFB) High Yield Index II.

[right margin]
[graphic of triangle]
The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of triangle]
For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

                                                                              3

DIVERSIFIED BOND FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Institutional Class shares  for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

INSTITUTIONAL CLASS

[data from bar chart]

2001     8.11%
2000    11.06%
1999    -1.17%
1998     7.85%
1997     8.85%
1996     2.73%
1995    20.10%
1994    -4.10%

(1) As of March 31, 2002, the end of the most recent calendar quarter,
    Diversified Bond's year-to-date return was -0.16%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

INSTITUTIONAL CLASS

                                Highest                Lowest
--------------------------------------------------------------------------------
Diversified Bond                6.82% (2Q 1995)        -3.47% (1Q 1994)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Institutional Class shares calculated three different ways. Because the fund's
Investor Class was not in  operation for a full calendar year it is not included in the table below.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

[left margin]
[graphic of triangle]
The performance information  on this page is designed to help  you see how the fund's returns  can vary. Keep in mind that past performance does not predict how  the fund will perform in the future.

[graphic of triangle]
For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

4

INSTITUTIONAL CLASS

For the calendar year ended December 31, 2001                  1 year         5 years      Life of Fund(1)
---------------------------------------------------------------------------------------------------------------
Diversified Bond

Return Before Taxes                                            8.11%          6.85%        6.41%

Return After Taxes on Distributions                            5.60%          4.24%        3.94%

Return After Taxes on Distributions
   and Sale of Fund Shares                                     4.98%          4.17%        3.90%

Lehman Aggregate Bond Index                                    8.44%          7.43%        6.93%
   (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------------------------

(1) The inception date for the fund is April 1, 1993.

                                                                            5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
 Maximum Account Maintenance Fee                            $25(1)
--------------------------------------------------------------------------------

(1) Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with
    American Century for more details.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                        Management    Distribution and           Other           Total Annual Fund
                        Fee(1)        Service (12b-1) Fees       Expenses(2)     Operating Expenses
-----------------------------------------------------------------------------------------------------
Investor Class
  High-Yield            0.90%         None                       0.00%           0.90%
-----------------------------------------------------------------------------------------------------
  Diversified Bond      0.63%         None                       0.00%           0.63%
-----------------------------------------------------------------------------------------------------
Institutional Class
  Diversified Bond      0.44%         None                       0.00%           0.44%
-----------------------------------------------------------------------------------------------------

(1) The funds have stepped fee schedules. As a result, the funds' management fee rate generally decreases as fund assets increase, and increases as fund assets decrease.

(2) Other expenses, which include the fees and expenses of the funds'
    independent trustees and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

....your cost of investing in the fund would be:

                            1 year       3 years      5 years     10 years
--------------------------------------------------------------------------------
Investor
  High-Yield                $92          $286         $497        $1,104
--------------------------------------------------------------------------------
  Diversified Bond          $64          $201         $351        $785
--------------------------------------------------------------------------------
Institutional
  Diversified Bond          $45          $141         $246        $554
--------------------------------------------------------------------------------

[left margin]
[graphic of triangle]
When purchasing through a financial intermediary you may be charged a fee.

[graphic of triangle]
Use this example to compare the  costs of investing in other funds.  Of course, your actual costs may  be higher or lower.

6

OBJECTIVES, STRATEGIES AND RISKS

HIGH-YIELD FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

High-Yield seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests primarily in HIGH-YIELD corporate debt securities with an emphasis on securities that are rated below investment grade.

Under normal market conditions, the fund managers will maintain at least 80% of the fund's total assets in high-yield corporate bonds and other debt instruments
(including income-producing convertible and preferred securities). The remaining assets may be invested in common stocks or other equity-related securities. The fund buys securities that are below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or questionable credit.

Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to
20% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments and U.S. government securities.

The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term bonds.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes
(such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The market for lower-quality debt securities is generally less liquid than the market  for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's interest rate risk is higher than for funds with shorter weighted average maturities, such as money market and short-term bond funds. See the discussion on page 9 for more information about the effects of changing interest rates on the fund's portfolio.

The fund is nondiversified. As such, it may hold large positions in a small number of  securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

High-Yield can invest up to 40% of its assets in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S.
issuers.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

[right margin]
A HIGH-YIELD security is one  that has been rated below the  four highest categories used by a nationally recognized statistical  rating organization, or determined  by the investment advisor to be  of similar quality. Details of the fund's credit quality standards are described in the Statement of  Additional
Information.

                                                                              7

DIVERSIFIED BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Diversified Bond seeks a high level of income by investing primarily in non-money market debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Diversified Bond invests primarily in high- and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by  mortgages or other assets. Shorter-term debt securities round out the portfolio.

The fund invests most of its assets in INVESTMENT-GRADE securities, those that have been rated in one of the top four credit quality categories by an independent rating agency. However, up to 15% of the fund's assets may be invested in securities rated in the fifth-highest category by an independent rating agency, or determined to be of comparable quality by the advisor.
Corporations usually issue these securities to finance existing  operations or expand their businesses.

The weighted average maturity of the fund's portfolio must be three and one-half years or longer. During periods of rising interest rates, the fund managers may adopt a shorter portfolio maturity in order to reduce the effect of bond price declines on the fund's value. When interest rates are falling and bond prices are rising, they may adopt a longer  portfolio maturity.

For more information about the fund's credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 10.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, Diversified Bond's share value will be affected.
Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Diversified Bond than for  funds that have shorter weighted average maturities, such as money market and  short-term bond funds.

Although most of the securities purchased by the fund are quality debt securities at the time of purchase, the fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., BBB) and up to
15% of its assets in securities rated in  the fifth category (e.g., BB). As a result, the fund has some credit risk. Although their securities are considered investment grade, issuers of BBB-rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Issuers of BB-rated securities (and securities of similar quality) are considered even more vulnerable to adverse business, financial or economic conditions that could lead to difficulties in making timely  payments of principal and interest.

The fund may invest in debt securities backed by mortgages or assets such as credit  card receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates.
If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

[left margin]
An INVESTMENT-GRADE security is one that has been determined to  be in one of the top four credit quality  categories. This can be established  in a number of ways. For example, independent rating agencies may  rate the security in their higher rating categories. The fund's advisor also  can analyze an unrated security to determine if its credit quality is high enough for investment. Details of  the fund's credit quality standards  are described in the Statement of Additional Information.

[graphic of triangle]
Weighted average maturity is  described in more detail under  Basics of
Fixed-Income Investing.

8

The fund's share value will fluctuate. As a result, it is possible to lose money by  investing in the fund. In general, the funds that have higher potential income have higher potential loss.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash- equivalent securities. To the extent the fund assumes a defensive position, it will not  be pursuing its investment objective and may generate taxable income. The fund  generally limits its purchase of debt securities to investment-grade obligations, except  for convertible debt securities which may be rated below investment grade.

                                                                            9

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements
*  identifying debt securities that satisfy a fund's credit quality standards
*  evaluating current economic conditions and assessing the risk of inflation
*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                                 Amount of            Percent of        Remaining         Weighted
                                 Security Owned       Portfolio         Maturity          Maturity
---------------------------------------------------------------------------------------------------------
Debt Security A                  $100,000             25%               4 years           1 year
---------------------------------------------------------------------------------------------------------
Debt Security B                  $300,000             75%               12 years          9 years
---------------------------------------------------------------------------------------------------------
Weighted Average Maturity                                                                 10 years
---------------------------------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[left margin]
WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[graphic of triangle]
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

10

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity         Current Price      Price After 1% Increase      Change in Price
---------------------------------------------------------------------------------------------
1 year                     $100.00            $99.06                      -0.94%
---------------------------------------------------------------------------------------------
3 years                    $100.00            $97.38                      -2.62%
---------------------------------------------------------------------------------------------
10 years                   $100.00            $93.20                      -6.80%
---------------------------------------------------------------------------------------------
30 years                   $100.00            $88.69                     -11.31%
---------------------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

[graphic of triangle]

Credit quality may be lower when the issuer has any of the following

* a high debt level
* a short operating history
* a difficult, competitive environment
* a less stable cash flow

                                                                             11

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about the funds' operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds, the advisor receives a unified management fee based on a percentage of the average net assets of the specific class of shares of the funds. The rate of the management fee for a fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the funds' strategy (money market,  bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of each management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees),  and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative  services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds
to the Advisor As a Percentage of
Average Net Assets for the Most Recent
Fiscal Year Ended March 31, 2002             Investor Class  Institutional Class
--------------------------------------------------------------------------------
Diversified Bond                                0.63%(1)            0.44%
--------------------------------------------------------------------------------

Management Fees Paid by the Funds
to the Advisor  As a Percentage of
Average Net Assets for the Most Recent
Fiscal Year Ended October 31, 2001           Investor Class  Institutional Class
--------------------------------------------------------------------------------

High-Yield                                      0.90%(1)            N/A
--------------------------------------------------------------------------------

(1) Annualized.

12

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the funds' investment objectives and strategies.

The funds are managed by the Taxable Bond team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
has been a member of the team since July 2001. He joined American Century in May
1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

ROBERT V. GAHAGAN

Mr. Gahagan, Vice President and Senior Portfolio Manager, has been a member of the team since August 1996. He joined American Century in 1983. He has a bachelor's degree in economics and an MBA from the University of Missouri -
Kansas City.

MICHAEL DIFLEY

Mr. Difley, Vice President and Portfolio Manager, has been a member of the team since its inception in September 1997. He joined American Century as a Senior
Corporate Credit Analyst in July 1996 and was promoted to Portfolio Manager in
November 2001. He has a B.S. in business administration (finance concentration)
from California Polytechnic State University-San Luis Obispo. He is a Certified
Public Accountant and a CFA charterholder.

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team since June 1995. He joined American Century as an Investment Analyst in
November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a CFA charterholder.

CASEY COLTON

Mr. Colton, Vice President and Senior Portfolio Manager, has been a member of the team since January 1994. Mr. Colton joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a CFA charterholder and a Certified Public Accountant.

JEREMY FLETCHER

Mr. Fletcher, Portfolio Manager, has been a member of the team since August
1997. He joined American Century in October 1991 as an Investor Relations
Representative. He has bachelor's degrees in economics and mathematics from
Claremont McKenna College. He is a CFA charterholder.

[right margin]
[graphic of triangle]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people  who manage the funds.
Among  other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

                                                                              13

BRIAN HOWELL

Mr. Howell, Vice President and Portfolio Manager, as been a member of the team since May 1998. He joined American Century in 1988. He has a bachelor's degree in  mathematics/statistics and an MBA from the University of California -
Berkeley.

MICHAEL J. SHEARER

Dr. Shearer, Vice President, Portfolio Manager and Director-Fixed-Income
Quantitative Strategies, has been a member of the team since January 2000. He also is responsible for the development and implementation of all fixed-income quantitative strategies. He  joined American Century in February 1998. Before joining American Century, he was  Vice President, Quantitative Research at
Capital Management Sciences from November 1995 to February 1998. He also holds a bachelor's degree, master's degree and doctorate  in applied mathematics from the University of California - Los Angeles.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team since February 1996.
He joined American Century in February 1996 as an Investment Analyst. He has a
bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the funds may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

14

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add  services later, you can complete an Investor
Service Options form. Investor Class  shareholders who choose this option, are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

INVESTOR CLASS

Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-353

Automated Information Line
1-800-345-8765

INSTITUTIONAL CLASS

Service Representative
1-800-345-3533

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line  if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line  if you have authorized us to invest from your  bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American  Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

*Online redemptions up to $25,000 per day.

--------------------------------------------------------------------------------
BY MAIL OR FAX

INVESTOR CLASS

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

INSTITUTIONAL CLASS

P.O. Box 419385
Kansas City, MO 64141-6385

Fax
816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least  $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

                                                                              15

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

AUTOMATICALLY

INVESTOR CLASS AND
INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

INVESTOR CLASS AND
INSTITUTIONAL CLASS

[graphic of triangle]
Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By mail section. Give your bank the following information to wire money.

* Our bank information
      Commerce Bank N.A.
      Routing No. 101000019
      Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the Open an account section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St                            4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday    8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road                    10350 Park Meadows Drive
Mountain View, California               Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday       8:30 am. to 5:30 p.m., Monday - Friday

16

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                         $2,500
--------------------------------------------------------------------------------
Traditional IRA                                             $2,500
--------------------------------------------------------------------------------
Roth IRA                                                    $2,500
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)(1)               $2,000
--------------------------------------------------------------------------------
UGMA/UTMA                                                   $2,500
--------------------------------------------------------------------------------
403(b)                                                      $1,000(2)
--------------------------------------------------------------------------------
Qualified Retirement Plans                                  $2,500(3)
--------------------------------------------------------------------------------

(1) Formerly Education IRA.

(2) For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(3) The minimum investment requirements may be different for some types of retirement accounts.

ACCOUNT MAINTENANCE FEE (INVESTOR CLASS)

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October  and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the
$12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.
The Institutional Class does not have an account maintenance fee.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies  for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your  financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant,  in order to be eligible to purchase Institutional Class shares.

[right margin]
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Education Savings Accounts (formerly Education IRAs)
and  traditional, Roth and Rollover IRAs. If you have only business, business retirement, employer-sponsored  or American Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

                                                                             17

The following policies apply to Investor Class and Institutional Class
Shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders  avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the funds' net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15  days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of  the transaction. This minimizes the effect of the redemption on the funds and their remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

[left margin]
A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of triangle]
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American  Century account.

18

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt  portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each funds' behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a funds' behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[right margin]
[graphic of triangle]

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

                                                                              19

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by the funds are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the funds' Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund pays distributions from net income monthly. Each fund generally pays  distributions of capital gains, if any, once a year in December. The funds may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next  business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[left margin]
GOOD ORDER means that your  instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

20

TAXES

The tax consequences of owning shares of the funds will vary depending on whether  you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the NAV has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for           Tax Rate for
Type of Distribution                 10% and 15% Brackets   All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate   Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                    20%
--------------------------------------------------------------------------------
Long-term capital gains (> 5 years)  8%                     20%(1)
--------------------------------------------------------------------------------

(1) The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested  in the fund, or whether you reinvest your distributions in additional shares or take  them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[right margin]
[graphic of triangle]

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

                                                                              21

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

22

MULTIPLE CLASS INFORMATION

American Century offers four classes of the funds:  Investor Class,
Institutional Class, Advisor Class and C Class. The shares offered by this
Prospectus are Investor Class  shares and Institutional Class shares. Investor
Class shares have no up-front or deferred charges, commissions or 12b-1 fees.
Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks,  broker-dealers and insurance companies. Diversified Bond is the only fund currently offering
Institutional Class shares.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do  not vary by class.
Different fees and expenses will affect performance. For additional  information concerning Advisor or C Class shares, call us at 1-800-345-3533. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

23

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights for Diversified Bond for the fiscal year ended March
31, 2002 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their  Independent Accountants' Report and the financial statements are included in the fund's Annual Report, which is available upon request. Prior years' information was audited by other independent auditors.

The Financial Highlights for High-Yield for the fiscal year ended October 31,
2001  have been audited by Deloitte & Touche LLP, independent auditors. Their
Independent  Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

24

HIGH-YIELD FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

Per-Share Data
                                                         2001        2000        1999        1998    1997(1)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $7.20       $8.54       $8.73       $9.91     $10.00
                                                      --------    --------    --------    --------   --------
Income From Investment Operations
  Net Investment Income                                  0.74        0.85        0.80        0.83       0.06
  Net Realized and Unrealized Loss                      (0.97)      (1.39)      (0.18)      (1.18)     (0.09)
                                                      --------    --------    --------    --------   --------
  Total From Investment Operations                      (0.23)      (0.54)       0.62       (0.35)     (0.03)
                                                      --------    --------    --------    --------   --------
Distributions
  From Net Investment Income                            (0.79)      (0.80)      (0.80)      (0.83)     (0.06)
  From Net Realized Gains                                  --          --       (0.01)         --         --
                                                      --------    --------    --------    --------   --------
  Total Distributions                                   (0.79)      (0.80)      (0.81)      (0.83)     (0.06)
                                                      --------    --------    --------    --------   --------
Net Asset Value, End of Period                          $6.18       $7.20       $8.54       $8.73      $9.91
                                                      ========    ========    ========    ========   ========
  Total Return(2)                                       (3.56)%     (7.08)%      7.03%      (4.09)%    (0.27)%

Ratios/Supplemental Data
                                                          2001        2000        1999        1998    1997(1)
-------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.90%       0.90%       0.90%       0.90%   0.90%(3)
Ratio of Net Investment Income to Average Net Assets    10.88%      10.09%       8.90%       8.41%   7.39%(3)
Portfolio Turnover Rate                                   131%         77%         95%         85%        --
Net Assets, End of Period (in thousands)               $34,150     $25,126     $33,537     $32,229   $11,072

(1) September 30, 1997 (commencement of sale) through October 31, 1997.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

                                                                           25

DIVERSIFIED BOND FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

Per-Share Data
                                                                     2002(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.25
                                                                   ----------
Income From Investment Operations
  Net Investment Income                                                0.17
  Net Realized and Unrealized Loss                                    (0.27)
                                                                   ----------
  Total From Investment Operations                                    (0.10)
                                                                   ----------
Distributions
  From Net Investment Income                                          (0.17)
                                                                   ----------
Net Asset Value, End of Period                                        $9.98
                                                                   ==========
  Total Return(2)                                                     (0.99)%

Ratios/Supplemental Data
                                                                     2002(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                   0.63%(3)
Ratio of Net Investment Income to Average Net Assets                5.19%(3)
Portfolio Turnover Rate                                              136%(4)
Net Assets, End of Period (in thousands)                           $170,707

(1) December 3, 2001 (acquisition date) through March 31, 2002.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

26

DIVERSIFIED BOND FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

Per-Share Data
                                                            2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.12       $9.62      $10.10      $10.15       $9.76
                                                        ---------   ---------   ---------   ---------   ---------
Income From Investment Operations
  Net Investment Income                                     0.56        0.62        0.61        0.59        0.61
  Net Realized and Unrealized Gain (Loss)                  (0.09)       0.50       (0.48)          --       0.45
                                                        ---------   ---------   ---------   ---------   ---------
  Total From Investment Operations                          0.47        1.12        0.13        0.59        1.06
                                                        ---------   ---------   ---------   ---------   ---------
Distributions
  From Net Investment Income                               (0.56)      (0.62)      (0.61)      (0.59)      (0.61)
  From Net Realized Gains                                  (0.05)         --        --(1)      (0.05)      (0.06)
                                                        ---------   ---------   ---------   ---------   ---------
  Total Distributions                                      (0.61)      (0.62)      (0.61)      (0.64)      (0.67)
                                                        ---------   ---------   ---------   ---------   ---------
Net Asset Value, End of Period                             $9.98      $10.12       $9.62      $10.10      $10.15
                                                        =========   =========   =========   =========   =========
  Total Return(2)                                           4.76%      12.03%       1.30%       5.88%      11.14%

Ratios/Supplemental Data
                                                             2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           0.44%       0.45%       0.45%       0.45%       0.45%
Ratio of Net Investment Income to Average Net Assets        5.46%       6.31%       6.15%       5.70%       6.06%
Portfolio Turnover Rate                                      136%        139%         64%         71%        138%
Net Assets, End of Period (in thousands)                 $202,476    $140,497    $103,192    $105,284     $65,171

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

                                                                             27

NOTES

28

NOTES

                                                                             29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Fund Reference               Fund Code        Ticker          Newspaper Listing
--------------------------------------------------------------------------------
Investor Class
  High-Yield                 101              ABHIX           HighYld
--------------------------------------------------------------------------------
  Diversified Bond           149              ADFIX           DivBnd
--------------------------------------------------------------------------------
Institutional
  Diversified Bond           349              ACBPX           DivBnd
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

[american century logo and text logo (reg. sm)]
AMERICAN CENTURY INVESTMENTS
www.americancentury.com

Investor Class
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575

Institutional Class
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

0207
SH-PRS-29944

Your
American Century
prospectus

ADVISOR CLASS
High-Yield Fund
Diversified Bond Fund

C CLASS
High-Yield Fund

JULY 1, 2002

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.
[american century logo and text logo (reg. sm)]

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

This year, you'll notice that we've combined information about Advisor Class and
C Class shares into one booklet. Advisor Class and C Class shares are both offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies.

It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please visit www.americancentury.com. You'll find information there 24 hours a day, seven days a week that should answer many of your questions. Or, call your investment professional, who will be happy to assist you.

Sincerely,

/s/W. Gordon Snyder
W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

[left margin]
                  [american century logo and text logo (reg. sm)]
                               American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

[right margin]
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the margin.

[graphic of triangle]
This symbol highlights special  information and helpful tips.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

High-Yield seeks high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

Diversified Bond seeks a high level of income by investing primarily in non-money market DEBT SECURITIES.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

A detailed description of the funds' investment strategies and risks begins on page 9.

Fund                Primary Investments                Principal Risks
--------------------------------------------------------------------------------
High-Yield          Lower-rated corporate debt         Credit, liquidity and
                    securities                         interest rate risk
--------------------------------------------------------------------------------
Diversified Bond    High- and medium-grade non-money   Interest rate, credit and
                    market debt securities             prepayment risk
--------------------------------------------------------------------------------

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking high current income with the potential for capital gains with
   High-Yield

*  investing through an IRA or other tax-advantaged retirement plan with
   High-Yield

*  seeking current income from your investment in Diversified Bond

*  seeking diversification by investing in a fixed-income mutual fund such as
   Diversified Bond

*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  uncomfortable with the risk of investing in the lower-rated debt securities purchased by High-Yield

*  looking for the added security of FDIC insurance

*  investing for long-term growth with Diversified Bond

[left margin]
DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

[graphic of triangle]
Investments in the funds are not bank deposits, and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

HIGH-YIELD FUND

When the Advisor Class or C Class of the fund has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average Annual Total Returns including a comparison of these returns to a benchmark index

Annual Total Returns(1)(2)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

INVESTOR CLASS

[data from bar chart]

2001      3.23%
2000    -13.92%
1999      5.86%
1998     -1.25%

(1) If the Advisor Class and C Class had existed during the periods presented, each class's performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities. However, performance of the Advisor Class and
    C Class would have been lower because of their higher expense ratios.

(2) As of March 31, 2002, the end of the most recent calendar quarter,
    High-Yield's year-to-date return was 1.77%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

INVESTOR CLASS
                          Highest                  Lowest
--------------------------------------------------------------------------------
High-Yield                5.77% (4Q 2001)          -9.36% (4Q 2000)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

[right margin]
[graphic of triangle]
The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of triangle]
For current performance information, including yields, please call us at
1-800-345-3533 or visit us at www.americancentury.com.

                                                                              3

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

For the calendar year ended December 31, 2001       1 year       Life of Fund(1)
--------------------------------------------------------------------------------
High-Yield

Return Before Taxes                                 3.23%           -1.31%

Return After Taxes on Distributions                -0.92%           -4.99%

Return After Taxes on Distributions
   and Sale of Fund Shares                          2.07%           -2.69%

CSFB High-Yield Index II(2)                         6.16%            1.41%
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) The inception date for High-Yield is September 30, 1997.

(2) On May 31, 2001, the Donaldson, Lufkin, & Jenrette (DLJ) High Yield Index,
    High-Yield's benchmark since inception, became known as the Credit Suisse
    First Boston (CSFB) High Yield Index II.

4

DIVERSIFIED BOND FUND

When the Advisor Class of the fund has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average Annual Total Returns including a comparison of these returns to a benchmark index

The performance of the fund's Institutional shares for each full calendar year in the life of the fund is shown below. It indicates the volatility of the fund's historical returns from year to year.

Annual Total Returns(1)(2)

The following bar chart shows the performance of the fund's Institutional Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below.

INSTITUTIONAL CLASS

[data from bar chart]

2001                8.11%
2000               11.06%
1999               -1.17%
1998                7.85%
1997                8.85%
1996                2.73%
1995                20.1%
1994                -4.10

(1) If the Advisor Class had existed during the periods presented, the fund's performance would have been substantially similar to that of the
    Institutional Class because each represents an investment in the same portfolio of securities. However, performance of the Institutional Class would have been higher because of its lower expense ratio.

(2) As of March 31, 2002, the end of the most recent calendar quarter,
    Diversified Bond's year-to-date return was -0.16%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

INSTITUTIONAL CLASS
                                Highest                Lowest
--------------------------------------------------------------------------------
Diversified Bond                6.82% (2Q 1995)        -3.47% (1Q 1994)
--------------------------------------------------------------------------------

[right margin]
[graphic of triangle]
The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

                                                                               5

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Institutional Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INSTITUTIONAL CLASS

For the calendar year ended December 31, 2001             1 year       5 years      Life of Fund(1)
------------------------------------------------------------------------------------------------------
Diversified Bond

Return Before Taxes                                       8.11%        6.85%        6.41%

Return After Taxes on Distributions                       5.60%        4.24%        3.94%

Return After Taxes on Distributions
   and Sale of Fund Shares                                4.98%        4.17%        3.90%

Lehman Aggregate Bond Index                               8.44%        7.43%        6.93%
   (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------------

(1) The inception date for the fund is April 1, 1993.

[left margin]
[graphic of triangle]
For current performance information, including yields, please call us at
1-800-345-3533 or visit us at www.americancentury.com.

6

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------
C Class
 Maximum Deferred Sales Charge (load) (as a percentage of net asset value)       0.75%(1)
------------------------------------------------------------------------------------------

(1) The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       Management   Distribution and             Other         Total Annual Fund
                       Fee(1)       Service (12b-1) Fees(2)(3)   Expenses(4)   Operating Expenses
--------------------------------------------------------------------------------------------------
Advisor Class
  High-Yield           0.65%        0.50%                        0.00%         1.15%
--------------------------------------------------------------------------------------------------
  Diversified Bond     0.38%        0.50%                        0.00%         0.88%
--------------------------------------------------------------------------------------------------
C Class
  High-Yield           0.90%        0.75%                        0.00%         1.65%
--------------------------------------------------------------------------------------------------

(1) The funds have a stepped fee schedule. As a result, the funds management fee rate generally decreases as fund assets increase, and increases as fund assets decrease.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see  Service and Distribution Fees, page 23.

(3) The 12b-1 fee is designed to permit investors to purchase C Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing individual shareholder and administrative services, and a portion is used to compensate them for distribution services. For more information, see Service and Distribution Fees, page 23.

(4) Other expenses, which include the fees and expenses of the funds'
    independent trustees and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

[right margin]
[graphic of triangle}
When purchasing through a financial intermediary you may be charged a fee.

7

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

                            1 year           3 years          5 years           10 years
------------------------------------------------------------------------------------------
Advisor Class
  High-Yield                $117             $364             $630              $1,390
------------------------------------------------------------------------------------------
  Diversified Bond          $90              $280             $486              $1,080
------------------------------------------------------------------------------------------
C Class
  High-Yield                $244             $517             $891              $1,939
------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares.

                            1 year           3 years          5 years           10 years
------------------------------------------------------------------------------------------
C Class
  High-Yield                $167             $517             $891              $1,939
------------------------------------------------------------------------------------------

8

OBJECTIVES, STRATEGIES AND RISKS

HIGH-YIELD FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

High-Yield seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests primarily in HIGH-YIELD corporate debt securities with an emphasis on securities that are rated below investment grade.

Under normal market conditions, the fund managers will maintain at least 80% of
High-Yield's total assets in high-yield corporate bonds and other debt instruments (including income-producing convertible and preferred securities).
The remaining assets may be invested in common stocks or other equity-related securities. The fund buys  securities that are below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or questionable credit.

Up to 40% of High-Yield's total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to 20% of its assets, and for temporary defensive purposes, up to 100%
of its assets, in short-term money market instruments and U.S. government securities.

High-Yield has no average maturity limitations, but it typically invests in intermediate-term and long-term bonds.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN HIGH-YIELD?

The fund's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes
(such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The market for lower-quality debt securities is generally less liquid than the market  for higher-quality securities. Adverse publicity and investor perceptions, as well as  new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's interest rate risk is higher than for funds with shorter weighted average maturities, such  as money market and short-term bond funds. See the discussion on page 12 for more information about the effects of changing interest rates on the fund's portfolio.

High-Yield can invest up to 40% of its assets in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S.
issuers.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

[right margin]
A HIGH-YIELD security is one  that has been rated below the  four highest categories used by a nationally recognized statistical  rating organization, or determined  by the investment advisor to be of similar quality.

                                                                             9

DIVERSIFIED BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Diversified Bond seeks a high level of income by investing primarily in non-money market debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Diversified Bond invests primarily in high- and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by  mortgages or other assets. Shorter-term debt securities round out the portfolio.

The fund invests most of its assets in INVESTMENT-GRADE securities, those that have  been rated in one of the top four credit quality categories by an independent rating agency. However, up to 15% of the fund's assets may be invested in securities rated  in the fifth-highest category by an independent rating agency, or determined to be of comparable quality by the advisor.
Corporations usually issue these securities to finance existing operations or expand their businesses.

The weighted average maturity of the fund's portfolio must be three and one-half years  or longer. During periods of rising interest rates, the fund managers may adopt a shorter portfolio maturity in order to reduce the effect of bond price declines on the fund's value. When interest rates are falling and bond prices are rising, they may adopt a longer portfolio maturity.

For more information about the fund's credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 12.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN DIVERSIFIED BOND?

When interest rates change, Diversified Bond's share value will be affected.
Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Diversified Bond than for  funds that have shorter weighted average maturities, such as money market and short-term bond funds.

Although most of the securities purchased by the fund are quality debt securities at the time of purchase, the fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., BBB) and up to
15% of its assets in securities rated in  the fifth category (e.g., BB). As a result, the fund has some credit risk. Although their securities are considered investment grade, issuers of BBB-rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Issuers of BB-rated securities (and securities of similar quality) are considered even more vulnerable to adverse business, financial or economic conditions that could lead to difficulties in making timely payments of principal and interest.

[left margin]
An INVESTMENT-GRADE security is one that has been determined to be in one of the top four credit quality categories. This can be established in a number of ways.
For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. Details of the fund's credit quality standards are described in the Statement of Additional
Information.

[graphic of triangle]
Weighted average maturity is  described in more detail under Basics of
Fixed-Income Investing.

10

Diversified Bond may invest in debt securities backed by mortgages or assets such  as credit card receivables. These underlying obligations may be prepaid, as when a  homeowner refinances a mortgage to take advantage of declining interest rates. If so,  the fund must reinvest prepayments at current rates, which may be less than the rate  of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less  from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

The fund's share value will fluctuate. As a result, it is possible to lose money by investing in the fund. In general, funds that have higher potential income have higher potential loss.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash- equivalent securities. To the extent the fund assumes a defensive position, it will not  be pursuing its investment objective and may generate taxable income. The fund  generally limits its purchase of debt securities to investment-grade obligations, except  for convertible debt securities which may be rated below investment grade.

                                                                              11

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                             Amount of         Percent of    Remaining     Weighted
                             Security Owned    Portfolio     Maturity      Maturity
------------------------------------------------------------------------------------
Debt Security A              $100,000          25%           4 years       1 year
------------------------------------------------------------------------------------
Debt Security B              $300,000          75%           12 years      9 years
------------------------------------------------------------------------------------
Weighted Average Maturity                                                  10 years
------------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[left margin]
WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[graphic of triangle]
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

12

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity        Current Price         Price After 1% Increase         Change in Price
--------------------------------------------------------------------------------------------------
1 year                    $100.00               $99.06                         -0.94%
--------------------------------------------------------------------------------------------------
3 years                   $100.00               $97.38                         -2.62%
--------------------------------------------------------------------------------------------------
10 years                  $100.00               $93.20                         -6.80%
--------------------------------------------------------------------------------------------------
30 years                  $100.00               $88.69                        -11.31%
--------------------------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

[right margin]
[graphic of triangle]

Credit quality may be lower when the issuer has any of the following
* a high debt level
* a short operating history
* a difficult, competitive environment
* a less stable cash flow

[graphic of triangle]
The Statement of Additional Information provides a detailed description of securities ratings.

13

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about the funds' operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the average net assets of the specific shares of the funds. The rate of the management fee for a fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the funds' strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the funds  except brokerage expenses, taxes, interest, fees and expenses of the independent  directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties  who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds
to the Advisor as a percentage of
Average Net Assets for the most recent
six months ended April 30, 2002                   Advisor Class       C Class
--------------------------------------------------------------------------------
High-Yield                                          0.65%(1)          0.90%(1)
--------------------------------------------------------------------------------

(1) Annualized.

Management Fees Paid by the Funds
to the Advisor as a percentage of
Average Net Assets for the most recent
six months ended March 31, 2002                   Advisor Class       C Class
--------------------------------------------------------------------------------
Diversified Bond                                    0.38%(1)            N/A
--------------------------------------------------------------------------------

(1) Annualized.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the funds as they see fit, guided by the funds' investment objectives and strategies.

The funds are managed by the Taxable Bond team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
has been a member of the team since July 2001. He joined American Century in May
1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

[left margin]
[graphic of triangle]

CODE OF ETHICS
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people  who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

14

ROBERT V. GAHAGAN

Mr. Gahagan, Vice President and Senior Portfolio Manager, has been a member of the team since August 1996. He joined American Century in 1983. He has a bachelor's degree in economics and an MBA from the University of Missouri -
Kansas City.

MICHAEL DIFLEY

Mr. Difley, Vice President and Portfolio Manager, has been a member of the team since September 1997. He joined American Century as a Senior Corporate Credit
Analyst in July 1996 and was promoted to Portfolio Manager in November 2001. He has a B.S. in business administration (finance concentration) from California
Polytechnic State University-San Luis Obispo. He is a Certified Public
Accountant and a CFA charterholder.

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the  team since June 1995. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse
University. He is a CFA charterholder.

CASEY COLTON

Mr. Colton, Vice President and Senior Portfolio Manager, has been a member of the team since January 1994. Mr. Colton joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a CFA charterholder and a Certified Public Accountant.

JEREMY FLETCHER

Mr. Fletcher, Portfolio Manager, has been a member of the team since August
1997. He joined American Century in October 1991 as an Investor Relations
Representative. He has bachelor's degrees in economics and mathematics from
Claremont McKenna College. He is a CFA charterholder.

BRIAN HOWELL

Mr. Howell, Vice President and Portfolio Manager, has been a member of the team since May 1998. He joined American Century in 1988. He has a bachelor's degree in  mathematics/statistics and an MBA from the University of California -
Berkeley.

MICHAEL J. SHEARER

Dr. Shearer, Vice President, Portfolio Manager and Director-Fixed-Income
Quantitative Strategies, has been a member of the team since January 2000. He also is responsible for the development and implementation of all fixed-income quantitative strategies. He joined American Century in February 1998. Before joining American Century, he was Vice  President, Quantitative Research at
Capital Management Sciences from November 1995  to February 1998. He also holds a bachelor's degree, master's degree and doctorate in applied mathematics from the University of California - Los Angeles.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team since February 1996.
He joined American Century in February 1996 as an Investment Analyst. He has a
bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

                                                                             15

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS AND C CLASS SHARES

The Advisor Class and C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                       $2,500
--------------------------------------------------------------------------------
Traditional IRA                                           $2,500
--------------------------------------------------------------------------------
Roth IRA                                                  $2,500
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)(1)             $2,000
--------------------------------------------------------------------------------
UGMA/UTMA                                                 $2,500
--------------------------------------------------------------------------------
403(b)                                                    $1,000(2)
--------------------------------------------------------------------------------
Qualified Retirement Plans                                $2,500(3)
--------------------------------------------------------------------------------

(1) Formerly Education IRA.

(2) For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(3) The minimum investment requirements may be different for some types of retirement accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each funds' behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on the funds' behalf before the time the net asset values are determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in  accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[left margin]
[graphic of triangle]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

16

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instructions, you may not modify or cancel them. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt  portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other  information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your C Class shares within 18 months of their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares. See Contingent Deferred Sales Charge on page 22.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

[right margin]
A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of triangle]
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American  Century account.

                                                                           17

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders  avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in  securities, please provide us with an unconditional instruction to redeem at least 15  days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of  the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that C Class shares redeemed in this manner may be subject to a sales charge if held less than 18 months. You also may incur tax liability as a result of the redemption.

EXCHANGES BETWEEN FUNDS

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

18

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the  value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund pays distributions from net income monthly. Each funds generally pay distributions of capital gains, if any, once a year, usually in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next  business day after your purchase is effective. For example, if you purchase shares on  a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[right margin]
GOOD ORDER means that your  instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

                                                                             19

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the funds from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%       Tax Rate for
Type of Distribution                 and 15% Brackets       All Other
Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate   Ordinary income
rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                    20%
--------------------------------------------------------------------------------
Long-term capital gains (> 5 years)  8%                     20%(1)
--------------------------------------------------------------------------------

(1) The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in  the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[left margin]
[graphic of triangle]

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

20

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

21

MULTIPLE CLASS INFORMATION

American Century offers four classes of the funds: Investor Class, Advisor
Class, C Class and Institutional Class. The shares offered by this Prospectus are Advisor Class and  C Class shares and are offered primarily through employer-sponsored retirement plans  or through institutions like banks, broker-dealers and insurance companies. Diversified Bond is the only fund currently offering Institutional Class shares.

The other classes have different fees, expenses and/or minimum investment requirements from the Advisor Class and the C Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution  services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only  differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name;  (c) each class has exclusive voting rights with respect to matters solely affecting such  class; (d) each class may have different exchange privileges; and (e)the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Contingent Deferred Sales Charge

If you sell C Class shares within 18 months of purchasing them, you will pay a
Contingent Deferred Sales Charge (CDSC). The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter in accordance with the following chart:

   After 13 months 0.625%
   After 14 months 0.500%
   After 15 months 0.375%
   After 16 months 0.250%
   After 17 months 0.125%
   After 18 months 0.000%

The CDSC is calculated from your date of purchase, and will not be charged on shares acquired through reinvestment of dividends or distributions, increases in the net asset value of shares, or exchanges into the C Class of other American
Century funds. We will redeem shares not subject to the CDSC first, and other shares will be redeemed in the order they were purchased.

22

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class and C Class shares have 12b-1 Plans. Under the Advisor Class Plan, the funds' Advisor Class pays an annual fee of 0.50% of
Advisor Class average net assets, 0.25% for certain shareholder and administrative services and 0.25% for distribution services. Under the C Class
Plan, the fund's C Class pays an annual fee of 0.75% of C Class average net assets, 0.25% for certain individual shareholder and administrative services and
0.50% for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make Advisor Class and C Class shares available. Because these fees are paid out  of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. For additional information about the Plans and their terms, see Multiple Class Structure in the Statement of Additional
Information.

                                                                            23

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the fund is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights for Diversified Bond for the fiscal year ended March
31, 2002, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Reports and the financial statements are included in the fund's Annual Reports, which are available upon request. Prior years' information was audited by other independent auditors.

The Financial Highlights for High-Yield for the fiscal year ended October 31,
2001, have been audited by Deloitte & Touche LLP, independent auditors. Their
Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

24

DIVERSIFIED BOND FUND

Advisor

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

Per-Share Data
                                                                        2002(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $10.25
                                                                     -----------
Income From Investment Operations
  Net Investment Income                                                   0.16
  Net Realized and Unrealized Loss                                       (0.27)
                                                                     -----------
  Total From Investment Operations                                       (0.11)
                                                                     -----------
Distributions
  From Net Investment Income                                             (0.16)
                                                                     -----------
Net Asset Value, End of Period                                           $9.98
                                                                     ===========
  Total Return(2)                                                        (1.07)%

Ratios/Supplemental Data
                                                                       2002(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.88%(3)
Ratio of Net Investment Income to Average Net Assets                  4.94%(3)
Portfolio Turnover Rate                                                136%(4)
Net Assets, End of Period (in thousands)                              $10,291

(1) December 3, 2001 (acquisition date) through March 31, 2002.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

                                                                           25

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities  and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person          SEC Public Reference Room
                   Washington, D.C.
                   Call 202-942-8090 for location and hours.

On the Internet    * EDGAR database at www.sec.gov
                   * By email request at publicinfo@sec.gov

By mail            SEC Public Reference Section
                   Washington, D.C. 20549-0102

Fund Reference                Fund Code          Ticker         Newspaper Listing
------------------------------------------------------------------------------------
Advisor Class
  High-Yield                  801                ABHIX          HighYld
------------------------------------------------------------------------------------
  Diversified Bond            749                ADFAX          DivBnd
------------------------------------------------------------------------------------
C Class
  High-Yield                  401                N/A            HighYld
------------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

[american century logo and text logo (reg. sm)]
American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575
www.americancentury.com

0207
SH-PRS-29945

American Century
statement of
additional information

JULY 1, 2002

American Century Investment Trust

Premium Money Market Fund
Diversified Bond Fund
Prime Money Market Fund
High-Yield Fund

This Statement of Additional Information adds to the discussion in the funds'
Prospectuses, dated July 1, 2002, but is not a prospectus. The Statement of
Additional Information should be read in conjunction with the funds' current
Prospectuses. If you would like a copy of the Prospectuses, please contact us at one of the addresses or telephone numbers listed on the back cover or visit
American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm])

                                                                           1

THE FUNDS' HISTORY

American Century Investment Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on June 16, 1993.
Until January 1997, it was known as Benham Investment Trust. Throughout the
Statement of Additional Information, we refer to American Century Investment
Trust as the Trust.

For accounting and performance purposes, the Premium Money Market fund is the post-reorganization successor to the Premium Capital Reserve and Premium
Government Reserve funds; the Diversified Bond fund is the post-reorganization successor to the Premium Bond, Intermediate-Term Bond and Bond funds and the
High-Yield fund is the post-reorganization successor to the old High-Yield fund.
All references to fees and expenses paid by the Premium Money Market fund and the Diversified Bond fund are for the fiscal year ended March 31, 2002, and represent amounts paid by the Premium Capital Reserve fund, and the Premium Bond fund, respectively. All references to fees and expenses paid by the High-Yield fund are for the fiscal year ended October 31, 2001, and represent amounts paid by the old High-Yield fund.

Each fund described in this Statement of Additional Information is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

                                                     Ticker      Inception
Fund                           Class                 Symbol      Date
-------------------------------------------------------------------------------
Premium Money Market Fund      Investor Class        AmCPrMM     04/01/1993
-------------------------------------------------------------------------------
Diversified Bond Fund          Investor Class        ADFIX       12/03/2001
-------------------------------------------------------------------------------
Diversified Bond Fund          Advisor Class         ADFAX       12/03/2001
-------------------------------------------------------------------------------
Diversified Bond Fund          Institutional Class   ACBPX       04/01/1993
-------------------------------------------------------------------------------
High-Yield Fund                Investor Class        ABHIX       09/30/1997
-------------------------------------------------------------------------------
High-Yield Fund                Advisor Class         N/A         03/08/2002
-------------------------------------------------------------------------------
High-Yield Fund                C Class               N/A         12/10/2001
-------------------------------------------------------------------------------
Prime Money Market Fund        Investor Class        BPRXX       11/17/1993
-------------------------------------------------------------------------------
Prime Money Market Fund        Advisor Class         ACAXX       08/28/1998
-------------------------------------------------------------------------------
Prime Money Market Fund        C Class               N/A         05/07/2002
-------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 7. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussion contained in the
Prospectuses.

Diversified Bond is diversified as defined in the Investment Company Act of
1940. Diversified means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than the U.S. government).

Premium Money Market and Prime Money Market operate pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the Investment Company Act), which permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, the funds must be diversified with regard to 100% of their assets other than securities issued or guaranteed by the U. S. government.  For purposes of Rule 2a-7, diversified means that the funds must not invest more than 5% of their total assets in securities of a single issuer, or, with respect to 75% of assets, more than 10% of assets in securities guaranteed by a

2

single guarantor, other than the U.S. government, although they may invest up to
25% of their total assets in securities of a single issuer that are rated in the highest credit quality category for a period of up to three business days after purchase. The funds also must not invest more than (a) the greater of 1% of their total assets or $1 million in securities issued by a single issuer that are rated in the second highest credit quality category; and (b) 5% of their total assets in securities rated in the second highest credit quality category.
The funds are considered diversified under the Investment Company Act provided that they comply with the definition of diversified under Rule 2a-7.

Rule 2a-7 also provides regulatory guidelines on quality and maturity for the funds' investments, which are designed to help maintain a stable $1.00 share price. In particular, Premium Money Market and Prime Money Market:

(1) buy only U.S. dollar-denominated obligations with remaining maturities of
    397 days or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 397 days or less);

(2) maintain a dollar-weighted average portfolio maturity of 90 days or less;
    and

(3) restrict their investments to high-quality obligations determined by the advisor to present minimal credit risks, pursuant to guidelines established by the Board of Trustees.

To be considered high-quality, an obligation must be one of the following:

(1) a U.S. government obligation;

(2) rated within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations (or one if only one has rated the obligation);

(3) issued by an issuer rated within the two highest rating categories with respect to a class of short-term debt obligations; or

(4) an unrated obligation judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of comparable quality.

The fund managers of Prime Money Market intend to buy only obligations designated as first-tier securities as defined by the SEC; that is, securities with the highest rating or unrated securities of comparable quality.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year:

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company); and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. Subject to the specific limitations applicable to a fund, the fund management teams may invest the assets of each fund in varying amounts in other instruments, such as those reflected in Table 1 on page 6, when such a course is deemed appropriate in order to pursue a fund's investment objective.

Premium Money Market and Prime Money Market have obtained private insurance that partially protect them against default of principal or interest payments on the instruments they hold, and against bankruptcy by issuers and credit enhancers of these instruments. Although the funds will be charged premiums by an insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the funds

                                                                              3

may incur losses regardless of the insurance. The insurance does not guarantee or insure that the funds will be able to maintain a stable net asset value of
$1.00 per share.

PREMIUM MONEY MARKET

Premium Money Market will invest substantially all of its assets in a diversified portfolio of U.S. dollar-denominated money market instruments.
Specifically, it may invest in the following:

(1) Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.

(2) Commercial paper.

(3) Short-term corporate and municipal debt obligations (including fixed- and variable-rate notes and bonds).

(4) U.S. dollar-denominated debt obligations issued by foreign governments, agencies and instrumentalities.

(5) Negotiable certificates of deposit, bankers' acceptances and time deposit obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars),
    U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks.

All portfolio holdings are limited to those that, at the time of purchase, have received a rating from two nationally recognized statistical ratings organizations, or if rated by only one agency, from that one, in one of their two highest short-term categories (including any subcategories or gradations indicating relative standing), or if they have no short-term rating are of comparable quality to such a rated security, as determined pursuant to procedures adopted by the fund's Board of Trustees.

PRIME MONEY MARKET

The fund buys high-quality (first-tier), U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments and corporations. Some of the fund's possible investments are listed in the following table. The obligations referenced in the table and the risks associated with investing in them are described in Investment Strategies and
Risks, which begins on page 7.

Issuers                                       Types of Obligations
------------------------------------------------------------------------------------------------
Domestic and foreign financial institutions   Negotiable certificates of deposit, bankers'
(e.g., banks, broker-dealers, insurance       acceptances, bank notes and commercial
companies, leasing and financing              paper (including floating-rate securities)
corporations)
------------------------------------------------------------------------------------------------
Domestic and foreign                          Commercial paper and short-term
nonfinancial corporations                     corporate debt obligations (including
                                              fixed- and variable-rate notes and bonds)
------------------------------------------------------------------------------------------------
U.S. government and its agencies              U.S. Treasury bills, notes, bonds and
and instrumentalities                         U.S. government agency obligations
                                              (including floating-rate agency securities)
------------------------------------------------------------------------------------------------
Foreign governments and their                 Commercial paper and discount notes
(including
agencies and instrumentalities                floating-rate agency securities)
------------------------------------------------------------------------------------------------

Under normal market conditions, 25% or more of the fund's total assets are invested in obligations of issuers in the financial services industry.

DIVERSIFIED BOND

Diversified Bond seeks a high level of income from investment in debt securities. Under normal market conditions, at least 80% of Diversified Bond's assets will be invested in non-money market debt securities. The balance of the fund's assets will be invested in shorter-term debt securities.

4

There are no maturity restrictions on the individual securities in which
Diversified Bond may invest, but the weighted average maturity and the weighted average adjusted duration of the fund's portfolio must be 3.5 years or longer.
Adjusted duration, which is an indication of the relative sensitivity of a security's market value to changes in interest rates, is based upon the aggregate of the present value of all principal and interest payments to be received, discounted at the current market rate of interest, and expressed in years.

Adjusted duration is different from dollar-weighted average portfolio maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity. Further, the adjusted duration of a portfolio will change in response to a change in interest rates, whereas average maturity may not. Duration is generally shorter than remaining time to final maturity because it gives weight to periodic interest payments, as well as the payment of principal at maturity. The longer the duration of a portfolio, the more sensitive its market value is to interest rate fluctuation. However, due to factors other than interest rate changes that affect the price of a specific security, there generally is not an exact correlation between the price volatility of a security indicated by adjusted duration and the actual price volatility of a security.

Subject to the aggregate portfolio maturity and duration minimums, the fund managers will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates.

During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted.

To achieve its objective, Diversified Bond may invest in a diversified portfolio of high- and medium-grade debt securities payable in both U.S. and foreign currencies. The fund may invest in securities that at the time of purchase are rated by a nationally recognized statistical rating organization, such as
Moody's Investor Services (Moody's) and Standard & Poor's (S&P), as follows:

EXAMPLES OF MINIMUM RATINGS
-----------------------------------------------------------------------------
Type of Security           General Credit Limit          Moody's      S&P
-----------------------------------------------------------------------------
Short-term notes           two highest categories        MIG-2        SP-2
-----------------------------------------------------------------------------
Corporate, sovereign
and municipal bonds        five highest categories       Ba           BB
-----------------------------------------------------------------------------
Other types                two highest categories        P-2          A-2
-----------------------------------------------------------------------------

The fund also may invest in unrated securities if the fund managers determine that they are of equivalent credit quality.

Corporate, sovereign and municipal bonds that the fund may buy include securities rated in the fifth highest rating category, which are known as
"medium-grade securities." Medium-grade securities are somewhat speculative.
While adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal by issuers of fourth-category-rated securities (Moody's Baa, S&P's BBB), this sensitivity and exposure to adverse or changing economic conditions is heightened in fifth-category-rated (Moody's Ba, S&P's BB) securities. The fund may not invest more than 15% of its total assets in securities rated Ba or BB (or their equivalent).

Diversified Bond may invest in U.S. dollar-denominated securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.
Specifically, it may invest in (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States; and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the U.S.
government. These agencies and instrumentalities may include, but are

                                                                              5

not limited to, the Government National Mortgage Association, Federal National
Mortgage Association, Federal Home Loan Mortgage Corporation, Student Loan
Marketing Association, Federal Farm Credit Banks, Federal Home Loan Banks and
Resolution Funding Corporation. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home
Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan
Mortgage Corporation, are supported only by the credit of the instrumentality.

TABLE 1
-------------------------------------------------------------------------------------------------------
                                        Premium         Diversified                          Prime
                                      Money Market          Bond         High-Yield       Money Market
-------------------------------------------------------------------------------------------------------
Commercial Paper                            X                 X               X                 X
-------------------------------------------------------------------------------------------------------
Bank Obligations                            X                 X               X                 X
-------------------------------------------------------------------------------------------------------
U.S. Government Securities                  X                 X               X                 X
-------------------------------------------------------------------------------------------------------
Mortgage-Related Securities                                   X               X
-------------------------------------------------------------------------------------------------------
Variable- and Floating- Rate
   Instruments                              X                 X               X                 X
-------------------------------------------------------------------------------------------------------
Loan Participations                         X                 X               X                 X
-------------------------------------------------------------------------------------------------------
Repurchase Agreements                       X                 X               X                 X
-------------------------------------------------------------------------------------------------------
Reverse Repurchase
Agreements                                  X                 X               X                 X
-------------------------------------------------------------------------------------------------------
Taxable Municipal Obligations               X                 X               X                 X
-------------------------------------------------------------------------------------------------------
Portfolio Lending                        33-1/3%           33-1/3%         33-1/3%           33-1/3%
-------------------------------------------------------------------------------------------------------
When-Issued and Forward-
   Commitment Agreements                    X                 X               X                 X
-------------------------------------------------------------------------------------------------------
Restricted and Illiquid Securities         10%               15%             15%               10%
-------------------------------------------------------------------------------------------------------
Short Sales                                                   X               X
-------------------------------------------------------------------------------------------------------
Derivative Securities                       X                 X               X                 X
-------------------------------------------------------------------------------------------------------
Investments in Companies with
   Limited Operating Histories                               5%              15%
-------------------------------------------------------------------------------------------------------
Futures & Options                                             X               X
-------------------------------------------------------------------------------------------------------
Forward Currency Exchange Contracts                           X               X
-------------------------------------------------------------------------------------------------------
Other Investment Companies                 10%               10%             10%               10%
-------------------------------------------------------------------------------------------------------
Municipal Notes                                               X               X
-------------------------------------------------------------------------------------------------------
Municipal Bonds                                               X               X
-------------------------------------------------------------------------------------------------------
Obligations with Term Puts Attached                           X               X
-------------------------------------------------------------------------------------------------------
Zero-Coupon and Step-Coupon                 X                 X               X
-------------------------------------------------------------------------------------------------------
Pay-in-Kind                                                   X               X
-------------------------------------------------------------------------------------------------------
Inverse Floaters                                              X               X
-------------------------------------------------------------------------------------------------------
Loan Interests                                                X               X
-------------------------------------------------------------------------------------------------------
Foreign Securities                          X                 X              40%                X
-------------------------------------------------------------------------------------------------------
Convertible Debt Securities                                   X               X
-------------------------------------------------------------------------------------------------------
Short-Term Securities                                         X               X
-------------------------------------------------------------------------------------------------------
Equity-Equivalents                                                            X
-------------------------------------------------------------------------------------------------------
Tender Option Bonds                                                           X
-------------------------------------------------------------------------------------------------------

6

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques the fund managers can use in managing the funds' assets. It also details the risks associated with each because each investment vehicle and technique contributes to a fund's overall risk profile.

Commercial Paper

The funds may invest in commercial paper (CP) that is issued by utility, financial, and industrial companies, supranational organizations and foreign governments and their agencies and instrumentalities. Rating agencies assign ratings to CP issuers indicating the agencies' assessment of credit risk.
Investment-grade CP ratings assigned by three rating agencies are provided in the following table.

                       Moody's Investors      Standard      Fitch Investors
                       Service, Inc.          & Poor's      Service, Inc.
-----------------------------------------------------------------------------
Highest Ratings        Prime-1                A-1/A-1+      F-1/F-1+
-----------------------------------------------------------------------------
                       Prime-2                A-2           F-2
-----------------------------------------------------------------------------
                       Prime-3                A-3           F-3
-----------------------------------------------------------------------------

If an obligation has been assigned different ratings by multiple rating agencies, at least two rating agencies must have assigned their highest rating as indicated above in order for the advisor to determine that the obligation is eligible for purchase by the funds or, if unrated, the obligation must be determined to be of comparable quality by the advisor.

Some examples of CP and CP issuers are provided in the following paragraphs.

Domestic CP is issued by U.S. industrial and finance companies, utility companies, thrifts and bank holding companies. Foreign CP is issued by non-U.S.
industrial and finance companies and financial institutions. Domestic and foreign corporate issuers occasionally have the underlying support of a well-known, highly rated commercial bank or insurance company. Bank support is provided in the form of a letter of credit (an LOC) or irrevocable revolving credit commitment (an IRC). Insurance support is provided in the form of a surety bond.

Bank holding company CP is issued by the holding companies of many well-known domestic banks, including Citicorp, J.P. Morgan Chase & Company and First Union
National Bank. Bank holding company CP may be issued by the parent of a money center or regional bank.

Thrift CP is issued by major federal or state-chartered savings and loan associations and savings banks.

Schedule B Bank CP is short-term, U.S. dollar-denominated CP issued by Canadian subsidiaries of non-Canadian banks (Schedule B banks). Whether issued as commercial paper, a certificate of deposit or a promissory note, each instrument issued by a Schedule B bank ranks equally with any other deposit obligation.
Commercial paper issued by Schedule B banks provides an investor with the comfort and reduced risk of a direct and unconditional parental bank guarantee.
Schedule B instruments generally offer higher rates than the short-term instruments of the parent bank or holding company.

Asset-backed CP is issued by corporations through special programs.  In a typical program, a special purpose corporation (SPC), created and/or serviced by a bank or other financial institution, uses the proceeds from an issuance of commercial paper to purchase receivables or other financial assets from one or more corporations (sellers).  The sellers transfer their interest in the receivables or other financial assets to the SPC, and the cash

                                                                             7

flow from the receivables or other financial assets is used to pay interest and principal on the commercial paper.  Letters of credit or other forms of credit enhancement may be available to cover the risk that the cash flow from the receivables or other financial assets will not be sufficient to cover the maturing commercial paper.

Bank Obligations

Negotiable certificates of deposit (CDs) evidence a bank's obligation to repay money deposited with it for a specified period of time. The following table identifies the types of CDs the funds may buy.

CD Type         Issuer
--------------------------------------------------------------------------------
Domestic        Domestic offices of U.S. banks
--------------------------------------------------------------------------------
Yankee          U.S. branches of foreign banks
--------------------------------------------------------------------------------
Eurodollar      Issued in London by U.S., Canadian, European and Japanese banks
--------------------------------------------------------------------------------
Schedule B      Canadian subsidiaries of non-Canadian banks
--------------------------------------------------------------------------------

Bankers' acceptances are used to finance foreign commercial trade. Issued by a bank with an importer's name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank's obligation to cover the transaction if the importer fails to do so.

Bank notes are senior unsecured promissory notes issued in the United States by domestic commercial banks.

Time deposits are non-negotiable bank deposits maintained for up to seven days at a stated interest rate. These instruments may be withdrawn on demand, although early withdrawals may be subject to penalties.

The bank obligations the fund managers may buy generally are not insured by the
FDIC or any other insurer.

U.S. Government Securities

The funds may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S.
government; others are supported by the right of the issuer to borrow from the
U.S. Treasury; others, such as securities issued by the Federal National
Mortgage Association (FNMA), are supported by the discretionary authority of the
U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

Mortgage-Related Securities

Mortgage-related securities in which the funds may invest include collateralized mortgage obligations (CMOs) issued by a U.S. agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.

The market value of mortgage-related securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U.S. government, is not insured. When interest rates rise, the market value of those securities may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instruments because of the

8

prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.

For the purpose of determining the weighted average portfolio maturity of the fund, the managers shall consider the maturity of a mortgage-related security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal on the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the managers make assumptions regarding repayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the managers when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities. See Basics of
Fixed-Income Investing, in the funds' Prospectuses.

Variable- and Floating-Rate Instruments

Variable- and floating-rate instruments are issued by corporations, financial institutions, states, municipalities, and government agencies and instrumentalities.

Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate, whereas variable-rate instruments provide for specified periodic interest rate adjustments. The interest rate on variable-
and floating-rate instruments is ordinarily determined by reference to (or as a percentage of) an objective standard, such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate or the London Interbank Offered
Rate (LIBOR).

Although Premium Money Market and Prime Money Market typically limit their investments to securities with remaining maturities of 397 days or less, they may invest in variable- and floating-rate instruments that have nominal (or stated) maturities in excess of 397 days, provided that such instruments (1)
have demand features consistent with regulatory requirements for money market funds, or (2) are securities issued by the U.S. government or a U.S. government agency that meet certain regulatory requirements for money market funds.

Loan Participations

Each fund may purchase loan participations, which represent interests in the cash flow generated by commercial loans. Each loan participation requires three parties: a participant (or investor), a lending bank and a borrower. The investor purchases a share in a loan originated by a lending bank, and this participation entitles the investor to a percentage of the principal and interest payments made by the borrower.

Loan participations are attractive because they typically offer higher yields than other money market instruments. However, along with these higher yields come certain risks, not the least of which is the risk that the borrower will be unable to repay the loan. Generally, because the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower. In addition, the investor is not a direct creditor of the borrower. The participation represents an interest in assets owned by the lending bank. If the lending bank becomes insolvent, the investor could be considered an unsecured creditor of the bank instead of the holder of a participating interest in a loan. Because of these risks, the manager must carefully consider the creditworthiness of both the borrower and the lender.

Another concern is liquidity. Because there is no established secondary market for loan participations, a fund's ability to sell them for cash is limited. Some participation agreements place limitations on the investor's right to resell the loan participation, even when a buyer can be found.

                                                                              9

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time a fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. A fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The fund managers will limit repurchase agreement transactions to securities issued by the U.S. government, and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the fund's advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's limit on illiquid securities.

Reverse Repurchase Agreements

Each fund, except for High-Yield, may enter into reverse repurchase agreements in which the fund managers transfer possession of (or sell) securities to another party, such as a bank or broker-dealer, for cash and agree to later repay cash plus interest for the return (or repurchase) of the same securities.
To collateralize the transaction, the value of the securities transferred is slightly greater than the amount of cash the fund receives in exchange for the securities.

If the purchaser reneged on the agreement and failed to return the securities, the fund might suffer a loss. The fund's loss could be even greater if the market value of the securities transferred increased in the meantime. To protect against these risks, a fund will enter into reverse repurchase agreements only with parties whose creditworthiness is determined to be satisfactory by the advisor. While a reverse repurchase agreement is outstanding, the fund will segregate appropriate securities to cover its obligation under the agreement.

Taxable Municipal Obligations

The funds may invest in taxable municipal obligations. Taxable municipal obligations are state and local obligations whose interest payments are subject to federal income tax because of the degree of non-government involvement in the transaction or because federal tax code limitations on the issuance of tax-exempt bonds that benefit private entities have been exceeded. Some typical examples of taxable municipal obligations include industrial revenue bonds and economic development bonds issued by state or local governments to aid private enterprise. The interest on a taxable municipal bond is often exempt from state taxation in the issuing state.

10

Portfolio Lending

In order to realize additional income, the fund managers may lend portfolio securities. Such loans may not exceed one-third of a fund's net assets valued at market except

*  through the purchase of debt securities in accordance with its investment objective, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

When-Issued and Forward Commitment Agreements

The fund managers may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days, but not more than 120 days, later).

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash-and-carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While a fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate securities on its record in an amount sufficient to cover its obligation under the futures contracts and options. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

Each fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions.

                                                                              11

Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule
144A securities. As allowed by Rule 144A, the Board of Trustees has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity. Neither
Premium Money Market nor Prime Money Market will acquire illiquid securities if, as a result, illiquid securities would comprise more than 10% of the value of that fund's net assets.

Short Sales (for cash management purposes only)

Diversified Bond and High-Yield may engage in short sales for cash management purposes only, if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the funds' custodian will maintain a collateral account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but a fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in securities that are commonly referred to as derivative securities.
Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain derivative securities are described more accurately as structured investments. A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), asset-backed commercial paper
(ABCP), commercial and residential mortgage-backed securities (MBS), collateralized debt obligations (CDO), collateralized loan obligations (CLO), and securities backed by other types of collateral. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depository receipts backed by, or representing interests in those assets.

Some structured investments are individually negotiated agreements or are traded over-the-counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured

12

securities are subject to such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

Diversified Bond and High-Yield may buy structured investments based on unleveraged structures, provided the security has investment characteristics consistent with the particular fund's investment policies, and represents an interest in a pool of financial assets that are permitted investments of that fund.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with investments in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Trustees has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money that it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of
Trustees as necessary.

Investment in Companies with Limited Operating Histories

Each fund may invest a portion of its assets in the securities of issuers with limited operating histories. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of a fund. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

                                                                             13

Futures and Options

Diversified Bond and High-Yield may enter into futures contracts, options or options on futures contracts. The funds may not, however, enter into a futures transaction for speculative purposes. Generally, futures transactions will be used to:

*  protect against a decline in market value of a fund's securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which a fund generally invests at a time when a fund is not fully invested
   (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
The fund managers may engage in futures and options transactions based on securities indices that are consistent with a fund's investment objective.
Examples of indices that may be used include the Bond Buyer Index of Municipal
Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when a fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, a fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of a fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account generally is not income-producing. Subsequent payments, called variation margin, to and from the broker will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by a fund as unrealized gains or losses. At any time prior

14

to expiration of the future, a fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future.
A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, some funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, a fund would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

                                                                             15

Restrictions on the Use of Futures Contracts and Options

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums; or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

Diversified Bond and High-Yield may purchase and sell foreign currency on a spot
(i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See
Derivative Securities, page 12.

Forward currency contracts may be used under two circumstances:

(1) When the fund managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the fund managers would be able to enter into a forward currency contract to do so;

(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, a fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. A fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the forward currency contract.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, a fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

16

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

Other Investment Companies

Diversified Bond and High-Yield each may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to:

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company; an

*  10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Municipal Notes

Each fund may invest in municipal notes, which are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit pledge based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state's General Fund, including the proceeds of revenue anticipation notes issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.

Municipal Bonds

Diversified Bond and High-Yield may invest in municipal bonds, which generally have maturities of more than one year when issued and are designed to meet longer-term capital needs. These securities have two principal classifications:
general obligation bonds and revenue bonds.

                                                                             17

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit pledge based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's operator to meet financial obligations and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Obligations with Term Puts Attached

Diversified Bond and High-Yield may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit a fund to tender (or put) its bonds to an institution at periodic intervals and to receive the principal amount thereof. The fund managers expect that a fund will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect a fund's weighted average maturity. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the fund managers under the direction of the Board of Trustees.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities

Each fund may purchase zero-coupon and step-coupon debt securities that do not make regular cash interest payments. Diversified Bond and High-Yield also may purchase pay-in-kind debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate.
While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and

18

other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the
Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of the original issue discount and other non-cash income accrued for each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

Inverse Floaters

High-Yield and Diversified Bond may hold inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

                                                                             19

Loan Interests

Diversified Bond and High-Yield may purchase loan interests, which are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by a fund may have a maturity of any number of days or years and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary.
Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

Another concern is liquidity. Because there is no established secondary market for loan participations, the fund's ability to sell them for cash is limited.
Some participation agreements place limitations on the investor's right to resell the loan participation, even when a buyer can be found.

Foreign Securities

High-Yield may invest up to 40% of its assets in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Diversified-Bond may invest an unlimited portion of its assets in such securities. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

Premium Money Market and Prime Money Market may invest in U.S. dollar-denominated foreign securities, and may not invest in non-U.S. dollar-denominated foreign securities. Currently, the only U.S. dollar-denominated foreign securities held outside the United States in which Premium Money Market and Prime Money Market expect to invest are Euro CDs, which are held in England. As a result, the funds' exposure to the following foreign investment risks is expected to be lower than funds that invest more broadly in securities held outside the United
States.

Investments in foreign securities may present certain risks, including:

Currency Risk - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Political and Economic Risk - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

20

Market and Trading Risk - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

Ownership Risk - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Convertible Debt Securities (High-Yield only)

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

                                                                             21

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for the fund's portfolio, or, in some cases, for temporary defensive purposes, High-Yield and Diversified Bond may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper (Diversified Bond only)

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor.

Equity Equivalents

In addition to investing in common stocks, High-Yield may invest in other equity securities and equity equivalents, including securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Debt securities rated below the four highest categories are not considered
"investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations.
Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in the Foreign Securities section, page 20, are an example of the type of derivative security in which the fund might invest.

Tender Option Bonds

Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, High-Yield may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on the underlying bond falls below the second-highest rating category designated by a rating agency.

22

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

For purposes of the funds' investment policies, the party identified as the
"issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development
Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

Fundamental Investment Policies

The funds' fundamental investment policies are listed below. These investment policies may not be changed without approval of a majority of the outstanding votes of a fund's investors, as determined in accordance with the Investment
Company Act.

Subject           Policy
--------------------------------------------------------------------------------
Senior Securities A fund may not issue senior securities except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing         A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount
                  greater than 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending           A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate       A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration     A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), except that the money market funds may invest more than 25% of their total assets in the financial services industry.
--------------------------------------------------------------------------------
Underwriting      A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                  1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities       A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                  instruments, provided that this limitation shall not prohibit a fund from purchasing or selling options and futures
                  contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control           A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through

                                                                            23

the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry (except financial industries for money market funds), provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
    States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, and electric and telephone will each be considered a separate industry; and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

Subject       Policy
--------------------------------------------------------------------------------
Leveraging    A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Futures       Diversified Bond and High-Yield may enter into futures contracts
and options   and write buy put and call options relating to futures contracts.
              A fund may not, however, enter into leveraged transactions if it would be possible for the fund to lose more money than it
              invested. The money market funds may not purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
--------------------------------------------------------------------------------
Liquidity     A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% (10% for money market funds) of its net assets would be invested in repurchase
              agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales   A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Issuers with  Each fund may invest a portion of its assets in the securities of
Limited       issuers with limited operating histories. An issuer is considered
Operating     to have a limited operating history if that issuer has a record
Histories     of less than three years of continuous operation. Periods of capital formation, incubation, consolidations and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.
--------------------------------------------------------------------------------
Margin        A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------

24

The Investment Company Act imposes certain additional restrictions upon the fund's ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rate of Diversified Bond and High-Yield is shown in the
Financial Highlights table in the funds' Prospectus.

The funds' managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to achieve the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by a fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, Diversified Bond may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit

*  U.S. government securities and repurchase agreements collateralized by U.S.
   government securities

*  other money market funds

                                                                            25

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

                                                                                             Number of
                                                                                             Portfolios
                                                                                             in Fund
                                              Length                                         Complex     Other
                              Position(s)     of Time                                        Overseen    Directorships
                              Held with       Served    Principal Occupation(s)              by          Held by
Name, Address (Age)           Funds           (years)   During Past 5 Years                  Trustee     Trustee
-----------------------------------------------------------------------------------------------------------------------------
Interested Trustees
-----------------------------------------------------------------------------------------------------------------------------
James E. Stowers III          Trustee,        6         Co-Chairman, ACC                     76          None
4500 Main Street              Chairman                  (September 2000 to present)
Kansas City, MO 64111         of                        Co-Chief Investment Officer,
(43)                          the Board                 U.S. Equities (September 2000
                                                        to February 2001)
                                                        Chief Executive Officer, ACC
                                                        ACIM, ACSC and
                                                        other ACC subsidiaries
                                                        (June 1996 to September 2000)
                                                        President, ACC (January 1995
                                                        to June 1997)
                                                        President, ACIM and ACSC
                                                        (April 1993 to August 1997)
-----------------------------------------------------------------------------------------------------------------------------
William M. Lyons              Trustee         4         Chief Executive Officer, ACC         39          None
4500 Main Street                                        and other ACC subsidiaries
Kansas City, MO 64111                                   (September 2000 to present)
(46)                                                    President, ACC (June 1997
                                                        to present)
                                                        Chief Operating Officer,
                                                        ACC (June 1996 to
                                                        September 2000)
                                                        General Counsel, ACC, ACIM,
                                                        ACIS, ACSC and other ACC
                                                        subsidiaries (June 1989 to
                                                        June 1998)
                                                        Executive Vice President,
                                                        ACC (January 1995
                                                        to June 1997)
                                                        Also serves as: Executive
                                                        Vice President and Chief
                                                        Operating Officer, ACIM,
                                                        ACSC and other ACC
                                                        subsidiaries, and
                                                        Executive Vice President
                                                        of other ACC subsidiaries
-----------------------------------------------------------------------------------------------------------------------------

26

                                                                                     Number of
                                                                                     Portfolios
                                                                                     in Fund
                                          Length                                     Complex      Other
                            Position(s)   of Time                                    Overseen     Directorships
                            Held with     Served     Principal Occupation(s)         by           Held by
Name, Address (Age)         Funds         (years)    During Past 5 Years             Trustee      Trustee
-------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------
Albert Eisenstat            Trustee       6          General Partner,                39           Independent Director,
1665 Charleston Road                                 Discovery Ventures                           Sungard Data Systems
Mountain View, CA 94043                              (Venture capital firm,                       (1991 to present)
(71)                                                 (1996 to 1998)                               Independent Director,
                                                                                                  Business Objects S/A
                                                                                                  (1994 to present)
-------------------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson            Trustee       6          Charles J. Meyers Professor     39           None
1665 Charleston Road                                 of Law and Business,
Mountain View, CA 94043                              Stanford Law School
(55)                                                 (1979 to present)
                                                     Mark and Eva Stern
                                                     Professor of Law and
                                                     Business, Columbia
                                                     University School of Law
                                                     (1992 to present)
                                                     Counsel, Marron, Reid &
                                                     Sheehy (a San Francisco
                                                     law firm, 1984 to present)
-------------------------------------------------------------------------------------------------------------------------------
Kathryn A. Hall             Advisory      0          President and Managing          39           Director, Princeton
1665 Charleston Road        Board                    Director, Laurel Management                  University Investment
Mountain View, CA 94043     Member                   Company, LLC (1996                           Company (1997 to present)
(44)                                                 to April 2002)                               Director, Standford
                                                     President and Chief Investment               Management Company
                                                     Officer, Offit Hall                          (2001 to present)
                                                     Capital Management LLC                       Director, UCSF Foundation
                                                     (April 2002 to present)                      (2000 to present)
                                                                                                  Director, San Francisco
                                                                                                  Day School
                                                                                                  (1999 to present)

-------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes            Trustee       21         Partner, Oak Hill Capital       39           Director, Dimensional
1665 Charleston Road                                 Management, (1999-present)                   Fund Advisors
Mountain View, CA 94043                              Principal, Long-Term                         (investment advisor,
(61)                                                 Capital Management                           1982 to present)
                                                     (investment advisor,                         Director, Smith Breeden
                                                     1993 to January 1999)                        Family of Funds
                                                     Frank E. Buck Professor                      (1992 to present)
                                                     of Finance, Stanford
                                                     Graduate School of Business
                                                     (1981 to present)
-------------------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott            Trustee       30         Ralph M. Parsons Professor      39           Director, RCM Capital 1665
Charleston Road                                      of Law and Business,                         Funds, Inc.
Mountain View, CA 94043                              Stanford Law School                          (1994 to present)
(73)                                                 (1972 to present)
-------------------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers           Trustee       17         Director and Partner,,          39           Director, Indus International
1665 Charleston Road                                 Windy Hill Productions, LP                   (software solutions,
Mountain View, CA 94043                              (educational software,                       January 1999 to present)
(57)                                                 1994 to 1998)                                Director, Quintus Corporation
                                                                                                  (automation solutions,
                                                                                                  1995 to present)
-------------------------------------------------------------------------------------------------------------------------------

27

                                                                                            Number of
                                                                                            Portfolios
                                                                                            in Fund
                                            Length                                          Complex           Other
                          Position(s)       of Time                                         Overseen          Directorships
                          Held with         Served      Principal Occupation(s)             by                Held by
Name, Address (Age)       Funds             (years)     During Past 5 Years                 Trustee           Trustee
-------------------------------------------------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------------------------------------------------
William M. Lyons          President         1           See entry above under               39                See entry
4500 Main Street                                        "Interested Trustees".                                above under
Kansas City, MO 64111                                                                                         "Interested
(46)                                                                                                          Trustees".
-------------------------------------------------------------------------------------------------------------------------------
Robert T. Jackson         Executive         1           Chief Administrative Officer        Not               Not
4500 Main St.             Vice                          and Chief Financial Officer,        applicable        applicable
Kansas City, MO 64111     President                     ACC (August 1997 to present)
(56)                      and                           President, ACSC
                          Chief                         (January 1999 to present)
                          Financial                     Executive Vice President,
                          Officer                       ACC (May 1995 to present)
                                                        Also serves as: Executive
                                                        Vice President and Chief
                                                        Financial Officer, ACIM,
                                                        ACIS and other ACC subsidiaries
-------------------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA      Senior Vice       1           Senior Vice President and           Not               Not
4500 Main St.             President,                    Assistant Treasurer, ACSC           applicable        applicable
Kansas City, MO 64111     Treasurer
(46)                      and Chief
                          Accounting
                          Officer
-------------------------------------------------------------------------------------------------------------------------------
David C. Tucker           Senior Vice       1           Senior Vice President, ACIM,        Not               Not
4500 Main St.             President                     ACIS, ACSC and other                applicable        applicable
Kansas City, MO 64111     and                           ACC subsidiaries
(44)                      General                       (June 1998 to present)
                          Counsel                       General Counsel, ACC,
                                                        ACIM, ACIS, ACSC and
                                                        other ACC subsidiaries
                                                        (June 1998 to present)
                                                        Consultant to mutual
                                                        fund industry
                                                        (May 1997 to April 1998)
-------------------------------------------------------------------------------------------------------------------------------
C. Jean Wade              Controller        5           Vice President, ACSC                Not               Not
4500 Main St.                                           (February 2000 to present)          applicable        applicable
Kansas City, MO 64111                                   Controller-Fund Accounting,
(38)                                                    ACSC
-------------------------------------------------------------------------------------------------------------------------------
Robert Leach              Controller        4           Vice President, ACSC                Not               Not
4500 Main St.                                           (February 2000 to present)          applicable        applicable
Kansas City MO 64111                                    Controller-Fund Accounting,
(35)                                                    ACSC
-------------------------------------------------------------------------------------------------------------------------------
Jon Zindel                Tax Officer       4           Vice President, Corporate Tax,      Not               Not
4500 Main Street                                        ACSC (April 1998 to present)        applicable        applicable
Kansas City, MO 64111                                   Vice President, ACIM, ACIS
(35)                                                    and other ACC subsidiaries
                                                        (April 1999 to present)
                                                        President, American Century
                                                        Employee Benefit Services, Inc.
                                                        (January 2000 to December 2000)
                                                        Treasurer, American
                                                        Century Ventures, Inc.
                                                        (December 1999 to January 2001)
                                                        Director of Taxation, ACSC
                                                        (July 1996 to April 1998)
-------------------------------------------------------------------------------------------------------------------------------

28

THE BOARD OF TRUSTEES

The Board of Trustees and the Advisory Board oversee the management of the funds and meet at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired the advisor to do
so. The trustees, in carrying out their fiduciary duty under the Investment
Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor.  In carrying out these responsibilities, the trustees and the Advisory Board review material factors to evaluate such contracts, including (but not limited to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility.  Consequently, the trustees may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter.  Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

COMMITTEES

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                    Number of Meetings Held
Committee     Members              Function                                         During Last  Fiscal Year
-------------------------------------------------------------------------------------------------------------
Audit         Kenneth E. Scott     The Audit Committee recommends the               5
              Albert Eisenstat     engagement of the funds' independent
              Jeanne D. Wohlers    auditors and oversees its activities.
                                   The committee receives reports from
                                   the advisor's Internal Audit Department,
                                   which is accountable to the committee. The
                                   committee also receives reporting about
                                   compliance matters affecting the Trust.
-------------------------------------------------------------------------------------------------------------
Nominating    Kenneth E. Scott     The Nominating Committee primarily considers     5
              Ronald J. Gilson     and recommends individuals recommends
              Albert Eisenstat     individuals for nomination as trustees. The
              Myron S. Scholes     names of potential trustee candidates are
              Jeanne D. Wohlers    drawn from a number of sources, including
                                   recommendations from members of the board,
                                   management and shareholders. This committee
                                   also reviews and makes recommendations to the
                                   board with respect to the composition of board
                                   committees and other board-related matters,
                                   including its organization, size, composition,
                                   responsibilities, functions and compensation.
-------------------------------------------------------------------------------------------------------------
Portfolio     Myron S. Scholes     The Portfolio Committee reviews quarterly the    5
              Ronald J. Gilson     investment activities and strategies used to
                                   manage fund assets. The committee regularly
                                   receives reports from portfolio managers,
                                   credit analysts and other investment
                                   personnel concerning the funds' investments.
-------------------------------------------------------------------------------------------------------------
Quality       Ronald J. Gilson     The Quality of Service Committee reviews the     5
of            Myron S. Scholes     level and quality of transfer agent and
Service       William M. Lyons     administrative services provided to the
                                   funds and their shareholders. It receives
                                   and reviews reports comparing those
                                   services to those of fund competitors
                                   and seeks to improve such services
                                   where feasible and appropriate.
-------------------------------------------------------------------------------------------------------------

                                                                            29

COMPENSATION OF TRUSTEES

The trustees serve as trustees for eight American Century investment companies.
Each trustee who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by the board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2002
--------------------------------------------------------------------------------
                      Total Compensation     Total Compensation from the
Name of Trustee       from the Funds(1)(2)   American Century Family of Funds(3)
--------------------------------------------------------------------------------
Albert A. Eisenstat   $11,950                $73,500
--------------------------------------------------------------------------------
Ronald J. Gilson      $13,069                $80,750
--------------------------------------------------------------------------------
Myron S. Scholes      $11,489                $70,000
--------------------------------------------------------------------------------
Kenneth E. Scott      $12,379                $75,500
--------------------------------------------------------------------------------
Jeanne D. Wohlers     $11,578                $70,500
--------------------------------------------------------------------------------
Kathryn A. Hall(4)    $13,032                $49,917
--------------------------------------------------------------------------------

(1) Includes compensation paid to the trustees during the fiscal year ended
    March 31, 2002, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds' Independent Directors'
    Deferred Compensation Plan. The total amount of deferred compensation included in the preceding table is as follows: Mr. Gilson, $80,750;
    Mr. Scholes, $70,000; Mr. Scott, $52,750; and Ms. Wohlers, $30,030.

(2) Includes compensation for all funds expect High-Yield.

(3) Includes compensation paid by the eight investment company members of the
    American Century family of funds served by this board.

(4) Received compensation as a member of the Advisory Board.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------
                                                  Total Compensation from the
                        Total Compensation        American Century Family
Name of Director        from the Funds(1)(2)      of Funds(3)
--------------------------------------------------------------------------------
Thomas A. Brown         $37                       $74,000
--------------------------------------------------------------------------------
Robert W. Doering, M.D. 35                        71,000
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.   36                        71,500
--------------------------------------------------------------------------------
D.D. (Del) Hock         35                        70,000
--------------------------------------------------------------------------------
Donald H. Pratt         37                        74,500
--------------------------------------------------------------------------------
Gale E. Sayers          35                        71,000
--------------------------------------------------------------------------------
M. Jeannine Strandjord  37                        74,000
--------------------------------------------------------------------------------
Timothy S. Webster(4)   --                        --
--------------------------------------------------------------------------------

(1) Includes compensation paid to the directors during the fiscal year ended
    October 31, 2001, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds' Independent Directors'
    Deferred Compensation Plan. The total amount of deferred compensation included in the preceding table is as follows: Mr. Brown, $13,847; Dr. Hall,
    $64,000; Mr. Hock, $64,000; Mr. Pratt, $22,110; Mr. Sayers, $58,833 and Ms.
    Strandjord, $10,050.

(2) Includes compensation for the High-Yield Fund only.

(3) Includes compensation paid by the seven investment company members of the
    American Century family of funds served by this Board at the end of the fiscal year.

(4) Mr. Webster joined the board on November 16, 2001.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

30

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended March 31, 2002.

OWNERSHIP OF FUND SHARES

The trustees owned shares in the funds as of December 31, 2001, as shown in the table below:

                                                                           NAMES OF TRUSTEES
                                                --------------------------------------------------------------
                                                    James E.        William M.        Albert        Ronald J.
                                                   Stowers III        Lyons          Eisenstat       Gilson
--------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Premium Money Market                                 A               A                A              A
--------------------------------------------------------------------------------------------------------------
   Diversified Bond                                     A               A                A              E
--------------------------------------------------------------------------------------------------------------
   Prime Money Market                                   B               C                E              E
--------------------------------------------------------------------------------------------------------------
   High-Yield                                           A               A                A              A
--------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies                          E               E                E              E
--------------------------------------------------------------------------------------------------------------

                                                                          NAMES OF TRUSTEES
                                                  ------------------------------------------------------------
                                                     Myron S.      Kenneth E.      Jeanne D.      Kathyrn A.
                                                     Scholes         Scott          Wohlers         Hall(1)
--------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Premium Money Market                                 A              A               A              A
--------------------------------------------------------------------------------------------------------------
   Diversified Bond                                     A              A               A              A
--------------------------------------------------------------------------------------------------------------
   Prime Money Market                                   A              D               C              A
--------------------------------------------------------------------------------------------------------------
   High-Yield                                           A              A               A              A
--------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies                          E              E               E              E
--------------------------------------------------------------------------------------------------------------

Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000,
        E--More than $100,000
1 Advisory Board member

CODE OF ETHICS

The funds, the investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

                                                                             31

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of June 3, 2002, the following companies were the record owners of more than
5% of the outstanding shares of any class of the fund:

                                                             Percentage of
                                                             Outstanding
Fund         Shareholder                                     Shares
Owned
--------------------------------------------------------------------------------
Premium Money Market
--------------------------------------------------------------------------------
   Investor
             Chase Manhattan Bank NA                         11%
             Trustee Olin Corp. Employee Ownership Plan
             New York, NY
--------------------------------------------------------------------------------
Diversified Bond
--------------------------------------------------------------------------------
   Investor
             Charles Schwab & Co., Inc.                      7%
             Special Custody Account
             San Francisco, CA
--------------------------------------------------------------------------------
   Institutional
             Trustees of Texas Health Retirement Program     11%
             Kansas City, MO

             Trustees of Presbyterian Healthcare Systems     5%
             401-A Retirement Plan Trust
             Kansas City, MO

             UMB Bank NA                                     5%
             Presbyterian Healthcare System
             Section 403-B Plan
             Kansas City, MO
--------------------------------------------------------------------------------
   Advisor
             Blush & Co.                                     17%
             New York, NY

             Charles Schwab & Co. Inc.                       12%
             Special Custody Account
             San Francisco, CA

             Trust Lynx & Co.                                9%
             Denver, CO
--------------------------------------------------------------------------------
Prime Money Market
--------------------------------------------------------------------------------
   Investor
             American Century Money Fund                     7%
             Settlement
             Procash processing
             Jersey City, NJ
--------------------------------------------------------------------------------
   Advisor
             Tourbend & Co.                                  72%
             c/o Kevin Smith
             State Street Bank
             Westwood, MA

             UMBSC & Co.                                     9%
             FBO Slocum Dickson Medical Group
             Kansas City, MO

             Circle Trust Co.                                7%
             C/F Redpoint Management LLC
             Retirement Trust
             Stamford, CT
--------------------------------------------------------------------------------

32

                                                             Percentage of
                                                             Outstanding
Fund         Shareholder                                     Shares
Owned
--------------------------------------------------------------------------------
Prime Money Market
--------------------------------------------------------------------------------
   C
             Mesirow Financial Inc.                          100%
             Peter Mason IRA
             Chicago, IL
--------------------------------------------------------------------------------
High-Yield
--------------------------------------------------------------------------------
   Investor
             Morgan Guaranty Trust of NY                     19%
             Benefit of Clients
             Newark, DE

             Charles Schwab & Co. Inc.                       8%
             Special Custody Account
             San Francisco, CA
--------------------------------------------------------------------------------
   Advisor
             Donaldson Lufkin Jenrette                       100%
             Securities Corporation Inc.
             Jersey City, NJ
--------------------------------------------------------------------------------
   C
             Raymond James & Assoc. Inc.                     71%
             FBO Picerno IRA
             St. Petersburg, FL

             Rex A. King and Lynne K. King                   29%
             Harrisburg, PA
--------------------------------------------------------------------------------

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century Investment Trust. As of June 3,
2002, the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the
Trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the Trust that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor of the funds. A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.

For the services provided to a fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all of the funds of its investment category managed by the advisor (the Investment Category Fee). The three investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money market fund, for example, all of the assets of the money market funds managed by the advisor are aggregated and the fee rate is applied to the total. Second, a separate fee rate schedule is applied to the

                                                                              33

assets of all of the funds managed by the advisor (the Complex Fee). The amounts calculated using the Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor.

The schedules by which the unified management fee is determined are shown in the following tables. The Investment Category Fees are determined according to the schedule below.

INVESTMENT CATEGORY FEE SCHEDULE FOR PREMIUM MONEY MARKET FUND
--------------------------------------------------------------------------------
Category Assets                 Fee Rate
--------------------------------------------------------------------------------
First $1 billion                0.2300%
Next $1 billion                 0.1870%
Next $3 billion                 0.1460%
Next $5 billion                 0.1290%
Next $15 billion                0.1180%
Next $25 billion                0.1175%
Thereafter                      0.1170%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR HIGH-YIELD FUND
--------------------------------------------------------------------------------
Category Assets                 Fee Rate
--------------------------------------------------------------------------------
First $1 billion                0.6600%
Next $1 billion                 0.6080%
Next $3 billion                 0.5780%
Next $5 billion                 0.5580%
Next $15 billion                0.5450%
Next $25 billion                0.5430%
Thereafter                      0.5425%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
Category Assets                 Fee Rate
--------------------------------------------------------------------------------
First $1 billion                0.3700%
Next $1 billion                 0.3270%
Next $3 billion                 0.2860%
Next $5 billion                 0.2690%
Next $15 billion                0.2580%
Next $25 billion                0.2575%
Thereafter                      0.2570%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------
Category Assets                 Fee Rate
--------------------------------------------------------------------------------
First $1 billion                0.4100%
Next $1 billion                 0.3580%
Next $3 billion                 0.3280%
Next $5 billion                 0.3080%
Next $15 billion                0.2950%
Next $25 billion                0.2930%
Thereafter                      0.2925%
--------------------------------------------------------------------------------

34

The Complex Fee is determined according to the schedules below.

INVESTOR AND C CLASS COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
Category Assets                 Fee Rate
--------------------------------------------------------------------------------
First $2.5 billion              0.3100%
Next $7.5 billion               0.3000%
Next $15.0 billion              0.2985%
Next $25.0 billion              0.2970%
Next $50.0 billion              0.2960%
Next $100.0 billion             0.2950%
Next $100.0 billion             0.2940%
Next $200.0 billion             0.2930%
Next $250.0 billion             0.2920%
Next $500.0 billion             0.2910%
Thereafter                      0.2900%
--------------------------------------------------------------------------------

ADVISOR CLASS COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
Category Assets                 Fee Rate
--------------------------------------------------------------------------------
First $2.5 billion              0.0600%
Next $7.5 billion               0.0500%
Next $15.0 billion              0.0485%
Next $25.0 billion              0.0470%
Next $50.0 billion              0.0460%
Next $100.0 billion             0.0450%
Next $100.0 billion             0.0440%
Next $200.0 billion             0.0430%
Next $250.0 billion             0.0420%
Next $500.0 billion             0.0410%
Thereafter                      0.0400%
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
Category Assets                 Fee Rate
--------------------------------------------------------------------------------
First $2.5 billion              0.1100%
Next $7.5 billion               0.1000%
Next $15.0 billion              0.0985%
Next $25.0 billion              0.0970%
Next $50.0 billion              0.0960%
Next $100.0 billion             0.0950%
Next $100.0 billion             0.0940%
Next $200.0 billion             0.0930%
Next $250.0 billion             0.0920%
Next $500.0 billion             0.0910%
Thereafter                      0.0900%
--------------------------------------------------------------------------------

                                                                              35

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for a fund by the aggregate average daily closing value of the fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Trustees, or a majority of outstanding shareholder votes
    (as defined in the Investment Company Act); and

(2) the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the advisor's policy with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and with the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

36

Unified Management Fees

Unified management fees incurred by Premium Money Market (formerly Premium
Capital Reserve) and Diversified Bond (formerly Premium Bond) for the fiscal years ended March 31, 2002, 2001, and 2000 are indicated in the following table.

UNIFIED MANAGEMENT FEES
------------------------------------------------------------------------------
Fund                            2002             2001           2000
------------------------------------------------------------------------------
Premium Money Market            $2,400,244       $1,860,437     $1,420,009
------------------------------------------------------------------------------
Diversified Bond                $1,111,801       $504,776       $456,300
------------------------------------------------------------------------------

Unified management fees incurred by Prime Money Market for the one-month period ended March 31, 2002, and the fiscal years ended February 28, 2002, 2001 and
February 29, 2000 are indicated in the following table.

UNIFIED MANAGEMENT FEES
--------------------------------------------------------------------------------
Fund        2002               2002                2001             2000
--------------------------------------------------------------------------------
Prime       $1,412,592(1)      $17,510,533(2)      $17,037,568      $17,330,691
--------------------------------------------------------------------------------

(1) Fees paid for one -month period ended March 31, 2002

(2) Fees paid for fiscal year ended February 28, 2002.

Unified management fees incurred by High-Yield for the fiscal years ended
October 31, 2001, 2000, and 1999, are indicated in the following table.

UNIFIED MANAGEMENT FEES
-------------------------------------------------------------------------------
Fund                    2001                 2000                  1999
-------------------------------------------------------------------------------
High-Yield              $305,280             $302,034              $360,784
-------------------------------------------------------------------------------

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, acts as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

DISTRIBUTOR

The funds' shares are distributed by ACIS, a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

                                                                             37

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the independent accountants of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas City,
Missouri 64105. As the independent accountants of the funds,
PricewaterhouseCoopers LLP provides services including

(1) auditing the annual financial statements for the funds,

(2) assisting and consulting in connection with SEC filings, and

(3) reviewing the annual federal income tax returns filed for the funds.

Deloitte & Touche LLP was independent auditor of the High-Yield fund for the fiscal year ended October 31, 2001. The address of Deloitte & Touche LLP is 1010
Grand Boulevard, Kansas City, Missouri, 64106. As the independent auditor of the fund, Deloitte & Touche LLP provided services including:

(1) auditing the annual financial statements for the fund,

(2) assisting and consulting in connection with SEC filings, and

(3) reviewing the annual federal income tax returns filed for the fund.

BROKERAGE ALLOCATION

Prime Money Market, Premium Money Market and Diversified Bond generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and asked prices). During the fiscal years ended March 31, 2002, 2001 and
2000, the funds did not pay any brokerage commissions.

Under the management agreement between High-Yield and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of the broker or dealer is a function of market selection and price negotiation, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities from and to dealers who provide services or research, statistical and other information to the fund and to the advisor. Such information or services will be in addition to, and not in lieu of, the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

High-Yield generally purchases and sells debt securities through principal transactions, meaning the fund normally purchases securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities.  The fund does not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation.  Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices).  During the fiscal years ended October 31, 2001, 2000 and 1999, the fund did not pay any brokerage commissions.

38

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the trust, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all the Trust's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The Trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote or (2) by the Trustees by written notice to shareholders of each fund. Any fund may be terminated by (1)
approval of at least two-thirds of the shares of that fund or (2) by the
Trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the Trust or the fund. Thereafter, the Trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the
Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each fund or class of shares are held separately by the custodian and the shares of each fund or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each fund or class. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of a fund or class, shareholders of the fund or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that fund or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

                                                                            39

MULTIPLE CLASS STRUCTURE

The trust's Board of Trustees has adopted a multiple class plan (the Multiclass
Plan) pursuant to Rule 18f-3 adopted by the SEC. Under this plan, the funds may issue up to four classes of shares: an Investor Class, an Institutional Class, an Advisor Class and a C Class. Not all funds offer all four classes.

The Investor Class is available directly to investors without any load or commission, for a single unified management fee. The Institutional and Advisor
Classes are available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (the Advisor
Class Plan) described below. The C Class also is made available through financial intermediaries for purchase by individual investors using "wrap account" style advisory and personal services from the intermediary. The total management fee is the same as the Investor Class, but the C Class shares also are subject to a Master Distribution and Individual Shareholder Services Plan
(the C Class Plan) described below. The Advisor Class Plan and the C Class Plan have been adopted by the funds' Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees and initial shareholder of the funds' Advisor and C
Classes have approved and entered into the Advisor Class Plan and the C Class
Plan. The Plans are described below.

In adopting the Plans, the Board of Trustees [including a majority of trustees who are not interested persons of the funds (as defined in the Investment
Company Act), hereafter referred to as the independent trustees] determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans are presented to the Board of Trustees quarterly for its consideration in continuing the Plans. Continuance of the
Plans must be approved by the Board of Trustees, including a majority of the independent trustees, annually. The Plans may be amended by a vote of the Board of Trustees, including a majority of the independent trustees, except that the
Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers
(NASD).

Master Distribution and Shareholder Services Plan (Advisor Class Plan)

As described in the Prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

40

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' advisor has reduced its management fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Trustees has adopted the Advisor Class Plan. Following this Advisor Class Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25%
of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. For the fiscal year ended March 31,
2002, for Diversified Bond, and for the one-month period ended March 31, 2002 for Prime, the aggregate amount of fees paid under the Advisor Class Plan were:

       Diversified Bond            $16,450
       Prime Money Market            6,076

Payments may be made for a variety of shareholder services, including, but not limited to,

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that use the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
    distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares according to specific or preauthorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting for shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements, and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;

(j) providing other similar administrative and sub-transfer agency services;
    and

(k) paying service fees for the provision of personal, continuing services to the shareholders as contemplated by the Rules of Fair Practice of the NASD.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds. For the fiscal year ended March 31, 2002, for Diversified Bond, and for the one-month period ended March 31, 2002 for Prime, the amount of fees paid under the Advisor Class Plan for shareholder services were:

    Diversified Bond              $8,225
    Prime Money Market             3,038

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to,

                                                                             41

(a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
    Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e) preparation, printing and distribution of sales literature and advertising materials provided to the funds' investors and prospective investors;

(f) receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information and shareholder reports;

(g) providing facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting investors in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional compensation or promotional incentives;

(l) profit on the foregoing;

(m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the
    NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

For the fiscal year ended March 31, 2002, for Diversified Bond, and for the one-month period ended March 31, 2002 for Prime, the amount of fees paid under the Advisor Class Plan for distribution services were:

    Diversified Bond              $8,225
    Prime Money Market             3,038

Master Distribution and Individual Shareholder Services Plan (C Class Plan)

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 0.75%
annually of the average daily net asset value of the C Class shares of
High-Yield, 0.25% of which is paid for individual shareholder

42

services as described below and 0.50% of which is paid for distribution services as described below. During the fiscal year ended March 31, 2002, the funds did not pay any service or distribution fees under the C Class Plan.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds. During the fiscal year ended March 31, 2002, the funds did not pay any shareholder services fees under the C Class Plan.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

                                                                              43

During the fiscal year ended March 31, 2002, the funds did not pay any distribution fees under the C Class Plan.

Dealer Concessions

The fund's distributor expects to pay sales commissions to certain financial intermediaries who sell C Class shares of the fund at the time of such sales.
Payments will equal 0.75% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the distribution fee paid by the funds for the first 13 months after the shares are purchased by any financial intermediary that received the concession. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectuses and in Your Guide to American Century Services. The
Prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The advisor typically completes its trading on behalf of a fund in various markets before the Exchange closes for the day. Foreign currency exchange rates also are determined prior to the close of the Exchange. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Trustees.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

44

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

Premium Money Market and Prime Money Market operate pursuant to Investment
Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the funds' yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value.
The converse would apply in a period of rising interest rates.

As required by Rule 2a-7, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of Prime Money Market and Premium Money Market have been delegated to the funds' advisor, the quality requirements established by the procedures limit investments to certain instruments that the funds' Board of
Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the funds' portfolio holdings at such intervals as are reasonable in light of current market conditions to determine

                                                                           45

whether the money market funds' net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost.
The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions the funds' advisor and Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii)
withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, each fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from gains on assets held by a fund longer than
12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in a fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

As of March 31, 2002, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                  Capital Loss Carryover
--------------------------------------------------------------------------------
Diversified Bond      $2,669,439 (expiring in 2008)
--------------------------------------------------------------------------------
High-Yield            $7,560,381 (expiring 2007 through 2009)
--------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

46

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

State and Local Taxes

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Money Market Funds

For the money market funds, yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities)
over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

            Effective Yield = [(Base-Period Return + 1)(365/7)] - 1

For the seven-day period ended March 31, 2002, Prime Money Market's Investor
Class yield and effective yield were 1.42% and 1.43%, respectively, while
Premium Money Market's Investor Class yield and effective yield were 1.56% and
1.57%, respectively.

YIELD

High-Yield and Diversified Bond

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

                                                                              47

The following table sets forth yield quotations pursuant to computation methods prescribed by the SEC for the various classes of High-Yield and Diversified Bond for the 30-day period ended March 31, 2002, the last day of the funds' most recent fiscal year.

Fund                    Investor Class         Advisor Class          Institutional Class
------------------------------------------------------------------------------------------
Diversified Bond        5.37%                  5.12%                  5.58%
------------------------------------------------------------------------------------------
High-Yield              7.99%                  N/A                    N/A
------------------------------------------------------------------------------------------

The fixed-income funds may also elect to advertise cumulative total returns and average annual total returns, computed as described below.

The following table shows the cumulative total returns and the average annual total returns of the Investor Class of High-Yield and Diversified Bond since their respective dates of inception (as noted) through March 31, 2002.

                        Cumulative
                        Total Return            Average
                        Since                   Annual              Date of
Fund                    Inception               Total Return        Inception
-----------------------------------------------------------------------------------------
Diversified Bond        -1.10%                  N/A                 December 3, 2001
-----------------------------------------------------------------------------------------
High-Yield              -3.78%                  -0.85%              September 30, 1997
-----------------------------------------------------------------------------------------

The SEC 30-day yield calculation for non-money market funds is as follows:

      Yield = 2 [(a - b + 1)(6) - 1]
                  -----
                    cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d =
the maximum offering price per share on the last day of the period.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV per share during the period.

Average Annual Total Returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The tables beginning on page 49 set forth the average annual total returns for
Diversified Bond and High-Yield for the one-, five- and 10-year periods (or the period since inception) ended March 31, 2002, the last day of the funds' most recent fiscal year.

In addition to average annual total returns, the funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return. As new funds, the funds did not have any performance information as of the fiscal year end.

48

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After
Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS (Fiscal Year Ended March 31, 2002
------------------------------------------------------------------------------------------------------------------------
Fund                                            1 year            5 years          Life of Fund         Inception Date
------------------------------------------------------------------------------------------------------------------------
Diversified Bond

Return Before Taxes                             N/A               N/A                 -0.99%            12/03/2001

Return After Taxes on Distributions             N/A               N/A                 -1.63%

Return After Taxes on Distributions
and Sale of Fund Shares                         N/A               N/A                 -0.61%
------------------------------------------------------------------------------------------------------------------------
High-Yield

Return Before Taxes                             -0.33%            N/A                 -0.85%            9/30/1997

Return After Taxes on Distributions             -4.21%            N/A                 -4.53%

Return After Taxes on Distributions
and Sale of Fund Shares                         -0.29%            N/A                 -2.36%
------------------------------------------------------------------------------------------------------------------------
Prime Money Market(1)

                                                2.85%             4.83%               4.91%             11/17/1993
------------------------------------------------------------------------------------------------------------------------
Premium Money Market

                                                3.03%             4.98%               4.78%             4/01/1993
------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS -ADVISOR CLASS (Fiscal Year Ended March 31, 2002)
------------------------------------------------------------------------------------------------------------------------
Fund                                            1 year            5 years          Life of Fund         Inception Date
------------------------------------------------------------------------------------------------------------------------
Diversified Bond

Return Before Taxes                             N/A               N/A              -1.07%               12/03/2001

Return After Taxes on Distributions             N/A               N/A              -1.67%

Return After Taxes on Distributions
and Sale of Fund Shares                         N/A               N/A              -0.65%
------------------------------------------------------------------------------------------------------------------------
High-Yield

Return Before Taxes                             N/A               N/A               0.84%               3/08/2002

Return After Taxes
on Distributions                                N/A               N/A               0.64%

Return After Taxes on Distributions
and Sale of Fund Shares                         N/A               N/A               0.51%
------------------------------------------------------------------------------------------------------------------------
Prime Money Market(1)

                                                2.59%             N/A              4.39%                8/28/1998
------------------------------------------------------------------------------------------------------------------------

(1) The fiscal year end for Prime Money Market was changed from February 28 to March 31.

49

AVERAGE ANNUAL TOTAL RETURNS-C CLASS (Fiscal Year Ended March 31, 2002)
-----------------------------------------------------------------------------------------------------------------------
Fund                                                1 year           5 years        Life of Fund        Inception Date
-----------------------------------------------------------------------------------------------------------------------
High-Yield

Return Before Taxes                                 N/A              N/A           1.37%                12/10/2001

Return After Taxes on Distributions                 N/A              N/A          -0.40%

Return After Taxes on Distributions
and Sale of Fund Shares                             N/A              N/A           0.37%
-----------------------------------------------------------------------------------------------------------------------
Prime Money Market

                                                    N/A              N/A            N/A                 5/07/2002
-----------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS-INSTITUTIONAL CLASS (Fiscal Year Ended March 31, 2002)
-----------------------------------------------------------------------------------------------------------------------
Fund                                                1 year           5 years        Life of Fund        Inception Date
-----------------------------------------------------------------------------------------------------------------------
Diversified Bond

Return Before Taxes                                 4.76%            6.94%          6.21%               4/01/1993

Return After Taxes on Distributions                 2.37%            4.36%          3.75%

Return After Taxes on Distributions
and Sale of Fund Shares                             2.93%            4.28%          3.75%
-----------------------------------------------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category tracked by Lipper Inc. or
Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute;
Ibbotson Associates, Stocks, Bonds, Bills and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the fund.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to investors:

50

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of the funds' past or anticipated portfolio holdings;

(5) descriptions of the funds' investment strategies;

(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations;
    and

(9) testimonials describing the experience of persons who have invested in the funds.

The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plans, the Trust may issue additional classes of its existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements for Diversified Bond and Premium Money Market for the
fiscal year ended March 31, 2002 have been audited by PricewaterhouseCoopers
LLP, independent auditors. Prior years' information was audited by other independent auditors. The Independent Auditors' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended March
31, 2002 and March 31, 2001 are incorporated herein by reference.

The financial statements for High-Yield for the fiscal year ended October 31,
2001 have been audited by Deloitte & Touche LLP, independent accountants. The
Independent Accountants' Report and the financial statements included in the fund's Annual Report for the fiscal year ended October 31, 2001, and the unaudited financial statements included in the fund's Semiannual Report for the six-month period ended April 30, 2002, are incorporated herein by reference.

The financial statements for Prime Money Market for the one-month period ended
March 31, 2002, and fiscal years ended February 28, 2002, 2001, February 29,
2000, February 28, 1999 and 1998, have been audited by PricewaterhouseCoopers
LLP, independent auditors. The Independent Auditors' Reports and the financial statements included in the fund's Annual Report dated March 31, 2002, are incorporated herein by reference.

                                                                             51

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the funds invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Standard & Poor's
--------------------------------------------------------------------------------
AAA             This is the highest rating assigned by S&P to a debt obligation.
                It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA              Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A               Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB             Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal.  While it normally exhibits adequate protection parameters, adverse economic
                conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative
                characteristics.
--------------------------------------------------------------------------------
BB              Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business,
                financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B               Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC             Debt rated in this category is currently vulnerable to
                nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,
                financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC              Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt
                subordinated to senior debt that is assigned an actual or
                implied CCC rating.
--------------------------------------------------------------------------------
C               The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of
                interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D               Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not
                expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

52

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Aaa             This is the highest rating assigned by Moody's to a debt
                obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa              Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from
                Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A               Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt.
                Although capacity to pay interest and repay principal are
                considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa             Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal.
                While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated
                categories. Debt rated below Baa is regarded as having
                significant speculative characteristics.
--------------------------------------------------------------------------------
Ba              Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing
                uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the
                protection of interest and principal payments may be very
                moderate.
--------------------------------------------------------------------------------
B               Debt rated B has a greater vulnerability to default, but
                currently has the capacity to meet financial commitments.
                Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt
                subordinated to senior debt that is assigned an actual or
                implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa             Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable
                business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
                Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is
                assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca              Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C               This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

Fitch, Inc.
--------------------------------------------------------------------------------
AAA             Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely
                affected by foreseeable events.
--------------------------------------------------------------------------------
AAA             Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
AA              Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A               Debt rated in this category has a low expectation of credit risk.  Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB             Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this
                capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB              Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.
                Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------

53

Fitch, Inc.
--------------------------------------------------------------------------------
B               Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments
                currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C      Debt rated in these categories has a real possibility for
                default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
                developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D      The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
                reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
                'DDD' obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest.
                'DD' indicates potential recoveries in the range of 50%-90% and
                'D' the lowest recovery potential, i.e., below 50%.

                Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest
                prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated
                'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P     Moody's     Description
--------------------------------------------------------------------------------
A-1     Prime-1     This indicates that the degree of safety regarding timely
                    payment is strong.  Standard & Poor's rates those issues
        (P-1)       determined to possess extremely strong safety
                    characteristics as A-1+.
--------------------------------------------------------------------------------
A-2     Prime-2     Capacity for timely payment on commercial paper is satisfactory,
        (P-2)       but the relative degree of safety is not as high as for
                    issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation.
                    Capitalization characteristics, while still appropriated,
                    may be more affected by external conditions. Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3     Prime-3     This indicates satisfactory capacity for timely repayment.
        (P-3)       Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P       Moody's           Description
--------------------------------------------------------------------------------
SP-1      MIG-1; VMIG-1     Notes are of the highest quality enjoying strong
                            protection from established cash flows of funds for
                            their servicing or from established and broad-based
                            access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2      MIG-2; VMIG-2     Notes are of high quality, with margins of
                            protection ample, although not so large as in the
                            preceding group.
--------------------------------------------------------------------------------
SP-3      MIG-3; VMIG-3     Notes are of favorable quality, with all security
                            elements accounted for, but lacking the undeniable
                            strength of the preceding grades. Market access for
                            refinancing, in particular, is likely to be less
                            well-established.
--------------------------------------------------------------------------------
SP-4      MIG-4; VMIG-4     Notes are of adequate quality, carrying specific
                            risk but having protection and not distinctly or
                            predominantly speculative.
--------------------------------------------------------------------------------

54

[blank]

                                                                          55

MORE INFORMATION ABOUT THE FUNDS ARE CONTAINED THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person         SEC Public Reference Rm.
                  Washington, D.C.
                  Call 202-942-8090 for location and hours.

On the Internet   * EDGAR database at www.sec.gov
                  * By email request at publicinfo@sec.gov

By mail           SEC Public Reference Section
                  Washington, D.C. 20549-0102

Investment Company Act File No. 811-7822

[american century logo and text logo (reg. sm])

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX  816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

SH-SAI-29946   0207

AMERICAN CENTURY INVESTMENT TRUST

PART C    OTHER INFORMATION

Item 23.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

(a)       (1) Amended and Restated Declaration of Trust, restated March 1, 1998 and amended March 1, 1999 (filed electronically as Exhibit a to
          Post-Effective Amendment No. 7 to the Registration Statement on April
          1, 1999, File No. 33-65170).

          (2) Amendment No. 1 to the Amended and Restated Declaration of Trust,
          dated March 6, 2001 (filed electronically as Exhibit a2 to
          Post-Effective Amendment No. 12 to the Registration Statement on April
          19, 2001, File No. 33-65170).

          (3) Amendment No. 2 to the Amended and Restated Declaration of Trust,
          dated August 1, 2001 (filed electronically as Exhibit a3 to
          Post-Effective Amendment No. 15 to the Registration Statement on
          August 8, 2001, File No. 33-65170).

          (4) Amendment No. 3 to the Amended and Restated Declaration of Trust,
          dated December 14, 2001 (filed as Exhibit a4 to Post-Effective
          Amendment No. 16 to the Registration Statement on November 30, 2001,
          File No. 33-65170).

          (5) Amendment No. 4 to the Amended and Restated Declaration of Trust,
          dated May 8, 2002 is included herein.

(b)       Amended and Restated Bylaws dated March 9, 1998 (filed electronically as Exhibit b2 to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Municipal Trust on March 26, 1998, File
          No. 2-91229).

(c)       Registrant hereby incorporates by reference, as though set forth fully herein, Article III and Article V of Registrant's Amended and Restated
          Declaration of Trust, appearing as Exhibit a to Post-Effective
          Amendment No. 7 to the Registration Statement on Form N-1A of the
          Registrant, and Article II, Article VIII, and Article IX of
          Registrant's Amended and Restated Bylaws, appearing as Exhibit (b)(2)
          to Post-Effective Amendment No. 23 to the Registration Statement on
          Form N-1A of American Century Municipal Trust.

(d)       (1) Management Agreement (Investor Class) between American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated August
          1, 1997 (filed electronically as Exhibit 5 to Post-Effective Amendment
          No. 33 to the Registration Statement of American Century Government
          Income Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment to the Management Agreement (Investor Class) between
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Quantitative Equity Funds, American Century
          Target Maturities Trust and American Century Investment Management,
          Inc., dated March 31, 1998 (filed electronically as Exhibit 5b to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Municipal Trust on March 26, 1998, File No. 2-91229).

          (3) Amendment to the Management Agreement (Investor Class) between
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Quantitative Equity Funds, American Century
          Target Maturities Trust and American Century Investment Management,
          Inc., dated July 1, 1998 (filed electronically as Exhibit d3 to
          Post-Effective Amendment No. 39 to the Registration Statement of
          American Century Government Income Trust on July 28, 1999, File No.
          2-99222).

          (4) Amendment No. 1 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust, American Century Variable
          Portfolios II, Inc. and American Century Investment Management, Inc.,
          dated September 16, 2000 (filed electronically as Exhibit d4 to
          Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on December
          29, 2000, File No. 2-82734).

          (5) Amendment No. 2 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust, American Century Variable
          Portfolios II, Inc. and American Century Investment Management, Inc.,
          dated August 1, 2001 (filed electronically as Exhibit d5 to
          Post-Effective Amendment No. 44 to the Registration Statement of
          American Century Government Income Trust on July 31, 2001, File No.
          2-99222).

          (6) Amendment No. 3 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust, American Century Variable
          Portfolios II, Inc. and American Century Investment Management, Inc.,
          dated December 3, 2001 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 16 to the Registration Statement of the
          Registrant on November 30, 2001, File No. 33-65170).

          (7) Amendment No. 4 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust, American Century Variable
          Portfolios II, Inc. and American Century Investment Management, Inc.,
          dated July 1, 2002 is included herein.

          (8) Management Agreement (Advisor Class) between American Century
          Government Income Trust, American Century International Bond Funds,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust and American Century Investment Management, Inc.,
          dated August 1, 1997 and amended as of June 1, 1998 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 9 to the
          Registration Statement of the Registrant on June 30, 1999, File No.
          33-65170).

          (9) Amendment No. 1 to the Management Agreement (Advisor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust and American Century
          Investment Management, Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 36 to the
          Registration Statement of American Century Target Maturities Trust on
          April 18, 2001, File No. 2-94608).

          (10) Amendment No. 2 to the Management Agreement (Advisor Class)
          between American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated August
          1, 2001 (filed electronically as Exhibit d8 to Post-Effective
          Amendment No. 44 to the Registration Statement of American Century
          Government Income Trust, on July 31, 2001, File No. 2-99222).

          (11) Amendment No. 3 to the Management Agreement (Advisor Class)
          between American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated December
          3, 2001 (filed electronically as Exhibit d10 to Post-Effective
          Amendment No. 16 to the Registration Statement of the Registrant, on
          November 30, 2001, File No. 33-65170).

          (12) Amendment No. 4 to the Management Agreement (Advisor Class)
          between American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated July 1,
          2002 is included herein.

          (13) Management Agreement (C Class) between American Century Target
          Maturities Trust, American Century California Tax-Free and Municipal
          Funds, American Century Government Income Trust, American Century
          Investment Trust, American Century Quantitative Equity Funds, American
          Century Municipal Trust and American Century Investment Management
          Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (14) Amendment No. 1 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management, Inc., dated August 1, 2001
          (filed electronically as Exhibit d10 to Post-Effective Amendment No.
          44 to the Registration Statement of American Century Government Income
          Trust, on July 31, 2001, File No. 2-99222).

          (15) Amendment No. 2 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management, Inc., dated December 3, 2001
          (filed electronically as Exhibit d13 to Post-Effective Amendment No.
          16 to the Registration Statement of the Registrant on November 30,
          2001, File No. 33-65170).

          (16) Amendment No. 3 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management, Inc., dated July 1, 2002 is included herein.

          (17) Management Agreement (Institutional Class) between American
          Century Quantitative Equity Funds and American Century Investment
          Management, Inc., dated August 1, 1997 (filed electronically as an
          Exhibit to Post-Effective Amendment No. 20 to the Registration
          Statement of American Century Quantitative Equity Funds on August 29,
          1997, File No. 33-19589).

          (18) Amendment to Management Agreement (Institutional Class) between
          American Century Quantitative Equity Funds and American Century
          Investment Management, Inc., dated July 1, 1998 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 27 to the Registration
          Statement of American Century Quantitative Equity Funds on April 27,
          2000, File No. 33-19589).

          (19) Amendment No. 1 to the Management Agreement (Institutional Class)
          between American Century Quantitative Equity Funds, American Century
          Investment Trust and American Century Investment Management, Inc.,
          dated August 1, 2001, (filed electronically as Exhibit d13 to
          Post-Effective Amendment No. 15 to the Registration Statement of the
          Registrant on August 8, 2001, File No. 33-65170).

          (20) Amendment No. 2 to the Management Agreement (Institutional Class)
          between American Century Quantitative Equity Funds, American Century
          Investment Trust, American Century Government Income Trust and
          American Century Investment Management, Inc. dated March 1, 2002
          (filed electronically as Exhibit d17 to Post-Effective Amendment No.
          46 to the Registration Statement of American Century Government Income
          Trust on March 4, 2002, File No. 2-99222).

(e)       (1) Distribution Agreement between American Century California
          Tax-Free and Municipal Funds, American Century Capital Portfolios,
          Inc., American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Mutual Funds, Inc., American
          Century Premium Reserves, Inc., American Century Quantitative Equity
          Funds, American Century Strategic Asset Allocations, Inc., American
          Century Target Maturities Trust, American Century Variable Portfolios,
          Inc., American Century World Mutual Funds, Inc. and American Century
          Investment Services, Inc., dated March 13, 2000 (filed electronically as Exhibit e7 to Post-Effective Amendment No. 17 to the Registration
          Statement of American Century World Mutual Funds, Inc. on March 30,
          2000, File No. 33-39242).

          (2) Amendment No. 1 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Premium Reserves, Inc., American Century
          Quantitative Equity Funds, American Century Strategic Asset
          Allocations, Inc., American Century Target Maturities Trust, American
          Century Variable Portfolios, Inc., American Century World Mutual
          Funds, Inc. and American Century Investment Services, Inc., dated June
          1, 2000 (filed electronically as Exhibit e9 to Post-Effective
          Amendment No. 19 to the Registration Statement of American Century
          World Mutual Funds, Inc., on May 24, 2000, File No. 33-39242).

          (3) Amendment No. 2 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Premium Reserves, Inc., American Century
          Quantitative Equity Funds, American Century Strategic Asset
          Allocations, Inc., American Century Target Maturities Trust, American
          Century Variable Portfolios, Inc., American Century World Mutual
          Funds, Inc., American Century Variable Portfolios II, Inc. and
          American Century Investment Services, Inc., dated November 20, 2000
          (filed electronically as Exhibit e10 to Post-Effective Amendment No.
          29 to the Registration Statement of American Century Variable
          Portfolios, Inc. on December 1, 2000, File No. 33-14567).

          (4) Amendment No. 3 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Premium Reserves, Inc., American Century
          Quantitative Equity Funds, American Century Strategic Asset
          Allocations, Inc., American Century Target Maturities Trust, American
          Century Variable Portfolios, Inc., American Century World Mutual
          Funds, Inc., American Century Variable Portfolios II, Inc. and
          American Century Investment Services, Inc., dated March 1, 2001 (filed electronically as Exhibit e4 to Post-Effective Amendment No. 35 to the
          Registration Statement of American Century Target Maturities Trust on
          April 17, 2001, File No. 2-94608).

          (5) Amendment No. 4 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Premium Reserves, Inc., American Century
          Quantitative Equity Funds, American Century Strategic Asset
          Allocations, Inc., American Century Target Maturities Trust, American
          Century Variable Portfolios, Inc., American Century World Mutual
          Funds, Inc., American Century Variable Portfolios II, Inc. and
          American Century Investment Services, Inc., dated April 30, 2001
          (filed electronically as Exhibit e5 to Post-Effective Amendment No. 35
          to the Registration Statement of American Century Target Maturities
          Trust on April 17, 2001, File No. 2-94608).

          (6) Amendment No. 5 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Premium Reserves, Inc., American Century
          Quantitative Equity Funds, American Century Strategic Asset
          Allocations, Inc., American Century Target Maturities Trust, American
          Century Variable Portfolios, Inc., American Century World Mutual
          Funds, Inc., American Century Variable Portfolios II, Inc. and
          American Century Investment Services, Inc., dated May 24, 2001 (filed as Exhibit e6 to Post-Effective Amendment No. 21 to the Registration
          Statement of American Century Capital Portfolios, Inc., on July 30,
          2001, File No. 33-64872).

          (7) Amendment No. 6 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Premium Reserves, Inc., American Century
          Quantitative Equity Funds, American Century Strategic Asset
          Allocations, Inc., American Century Target Maturities Trust, American
          Century Variable Portfolios, Inc., American Century World Mutual
          Funds, Inc., American Century Variable Portfolios II, Inc. and
          American Century Investment Services, Inc., dated August 1, 2001
          (filed as Exhibit e7 to Post-Effective Amendment No. 21 to the
          Registration Statement of American Century Capital Portfolios, Inc.,
          on July 30, 2001, File No. 33-64872).

          (8) Amendment No. 7 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Premium Reserves, Inc., American Century
          Quantitative Equity Funds, American Century Strategic Asset
          Allocations, Inc., American Century Target Maturities Trust, American
          Century Variable Portfolios, Inc., American Century World Mutual
          Funds, Inc., American Century Variable Portfolios II, Inc. and
          American Century Investment Services, Inc., dated December 3, 2001
          (filed electronically as Exhibit e8 to Post-Effective Amendment No. 16
          to the Registration Statement of the Registrant, on November 30, 2001,
          File No. 33-65170).

          (9) Amendment No. 8 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century World Mutual Funds, Inc., American Century Variable Portfolios
          II, Inc. and American Century Investment Services, Inc., dated March
          1, 2002 (filed electronically as Exhibit e9 to Post-Effective
          Amendment No. 96 to the Registration Statement of American Century
          Mutual Funds, Inc., on February 28, 2002, File No. 2-14213).

          (10) Amendment No. 9 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century World Mutual Funds, Inc., American Century Variable Portfolios
          II, Inc. and American Century Investment Services, Inc., dated March
          6, 2002 (filed electronically as Exhibit e10 to Post-Effective
          Amendment No. 96 of American Century Mutual Funds, Inc., on February
          28, 2002, File No. 2-14213).

          (11) Amendment No. 10 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century World Mutual Funds, Inc., American Century Variable Portfolios
          II, Inc. and American Century Investment Services, Inc., dated July 1,
          2002 is included herein.

(f)       Not applicable.

(g)       (1) Master Agreement by and between Commerce Bank N.A. and Twentieth
          Century Services, Inc., dated January 22, 1997 (filed electronically as Exhibit B8e to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc., on February 28,
          1997, File No. 2-14213).

          (2) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit B8 to Post-Effective Amendment No. 31 to the Registration
          Statement of the American Century Government Income Trust on February
          7, 1997, File No. 2-99222).

          (3) Amendment to Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank, dated December 9, 2000
          (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2
          to the Registration Statement of American Century Variable Portfolios
          II, Inc., on January 9, 2001, File No. 333-46922).

(h)       (1) Transfer Agency Agreement between American Century Investment
          Trust and American Century Services Corporation, dated August 1, 1997
          (filed electronically as Exhibit 9 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Government Income
          Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment No. 1 to the Transfer Agency Agreement between American
          Century Investment Trust and American Century Services Corporation,
          dated June 29, 1998 (filed electronically as Exhibit B9b to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Quantitative Equity Funds on June 29, 1998, File No.
          33-19589).

          (3) Amendment No. 2 to the Transfer Agency Agreement between American
          Century Investment Trust and American Century Services Corporation,
          dated November 20, 2000 (filed electronically as Exhibit h4 to
          Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on December
          29, 2000, File No. 2-82734).

          (4) Amendment No. 3 to the Transfer Agency Agreement between American
          Century Investment Trust and American Century Services Corporation,
          dated August 1, 2001 (filed electronically as Exhibit h5 to
          Post-Effective Amendment No. 44 to the Registration Statement of
          American Century Government Income Trust, on July 31, 2001, File No.
          2-99222).

          (5) Amendment No. 4 to the Transfer Agency Agreement between American
          Century Investment Trust and American Century Services Corporation,
          dated December 3, 2001 (filed electronically as Exhibit h6 to
          Post-Effective Amendment No. 16 to the Registration Statement of the
          Registrant, on November 30, 2001, File No. 33-65170).

          (6) Amendment No. 5 to the Transfer Agency Agreement between American
          Century Investment Trust and American Century Services Corporation,
          dated July 1, 2002 is included herein.

          (7) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 19, 2000
          (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Target Maturities
          Trust on January 31, 2001, File No. 2-94608).

(i)       Opinion and Consent of Counsel is included herein.

(j)       (1) Consent of PricewaterhouseCoopers LLP is included herein.

          (2) Consent of Deloitte & Touche LLP is included herein.

          (3) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as Exhibit b11 to Post-Effective Amendment No. 5 to the
          Registration Statement of the Registrant on June 27, 1997, File No.
          33-65170).

          (4) Power of Attorney, dated September 16, 2000 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 11 to the Registration
          Statement of the Registrant on February 22, 2001, File No. 33-65170).

          (5) Opinion and Consent of Counsel as to the tax matters and consequences to shareholders with respect to the Premium Government
          Reserve Fund and Premium Capital Reserve Fund, each a portfolio of
          American Century Premium Reserves, Inc., in connection with their reorganization into the Premium Money Market Fund, a portfolio of the
          Registrant is included herein

          (6) Opinion and Consent of Counsel as to the tax matters and consequences to shareholders with respect to the Intermediate-Term
          Bond Fund and Bond Fund, each a portfolio of American Century Mutual
          Funds, Inc., and Premium Bond, a portfolio of American Century Premium
          Reserves, Inc., in connection with their reorganization into the
          Diversified Bond Fund, a portfolio of the Registrant is included herein.

          (7) Opinion and Consent of Counsel as to the tax matters and consequences to shareholders with respect to the High-Yield Fund, a portfolio of American Century Mutual Funds, Inc., in connection with their reorganization into the High-Yield Fund, a portfolio of the
          Registrant is included herein.

(k)       Not applicable.

(l)       Not applicable.

(m)       (1) Master Distribution and Shareholder Services Plan of American
          Century Government Income Trust, American Century Investment Trust,
          American Century International Bond Fund, American Century Target
          Maturities Trust and American Century Quantitative Equity Funds
          (Advisor Class) dated August 1, 1997, (filed electronically as Exhibit
          m1 to Post-Effective Amendment No. 32 to the Registration Statement of
          American Century Target Maturities Trust, filed on January 31, 2000,
          File No. 2-94608).

          (2) Amendment to Master Distribution and Shareholder Services Plan of
          American Century Government Income Trust, American Century Investment
          Trust, American Century International Bond Fund, American Century
          Target Maturities Trust and American Century Quantitative Equity Funds
          (Advisor Class) dated June 29, 1998 (filed electronically as Exhibit
          m2 to Post-Effective Amendment No. 32 to the Registration Statement of
          American Century Target Maturities Trust, filed on January 31, 2000,
          File No. 2-94608).

          (3) Amendment No. 1 to Master Distribution and Shareholder Services
          Plan of American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Fund, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds (Advisor Class) dated August 1, 2001 (filed
          electronically as Exhibit m3 to Post-Effective Amendment No. 44 to the
          Registration Statement of the Registrant, filed on July 31, 2001, File
          No. 2-99222).

          (4) Amendment No. 2 to Master Distribution and Shareholder Services
          Plan of American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Fund, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds (Advisor Class) dated December 3, 2001 (filed electronically as Exhibit m4 to Post-Effective Amendment No. 16 to the
          Registration Statement of the Registrant, on November 30, 2001, File
          No. 33-65170).

          (5) Amendment No. 3 to Master Distribution and Shareholder Services
          Plan of American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Fund, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds (Advisor Class) dated July 1, 2002 is included herein.

          (6) Master Distribution and Individual Shareholder Services Plan of
          American Century Government Income Trust, American Century Investment
          Trust, American Century California Tax-Free and Municipal Funds,
          American Century Municipal Trust, American Century Target Maturities
          Trust and American Century Quantitative Equity Funds (C Class) dated
          September 16, 2000 (filed electronically as Exhibit m3 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (7) Amendment No. 1 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class) dated August 1, 2001 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 44 to the
          Registration Statement of American Century Government Income Trust, on
          July 31, 2001, File No. 2-99222).

          (8) Amendment No. 2 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class) dated December 3, 2001 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 16 to the
          Registration Statement of the Registrant, on November 30, 2001, File
          No. 33-65170).

          (9) Amendment No. 3 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class), dated July 1, 2002 is included herein.

(n)       (1) Amended and Restated Multiple Class Plan of American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds, dated November 20, 2000 (filed electronically as Exhibit
          n1 to Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds dated August 1, 2001 (filed electronically as Exhibit n2 to Post-Effective Amendment No. 44 to the Registration
          Statement of American Century Government Income Trust, on July 31,
          2001, File No. 2-99222).

          (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds dated December 3, 2001 (filed electronically as Exhibit n3 to Post-Effective Amendment No. 16 to the Registration
          Statement of the Registrant, on November 30, 2001, File No. 33-65170).

          (4) Amendment No. 3 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds, dated December 3, 2001 (filed
          electronically as Exhibit n4 to Post-Effective Amendment No. 46 to the
          Registration Statement of American Century Government Income Trust, on
          March 4, 2002, File No. 2-99222).

          (5) Amendment No. 4 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds, dated July 1, 2002, is included herein.

(o)       Not applicable

(p)       American Century Investments Code of Ethics (filed electronically as
          Exhibit p to Post-Effective Amendment No. 30 to the Registration
          Statement of American Century California Tax-Free and Municipal Funds
          on December 29, 2000, File No. 2-82734).

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          None.

Item 25.  Indemnification.

          As stated in Article VII, Section 3 of the Declaration of Trust,
incorporated herein by reference to Exhibit 1 to the Registration Statement,
"The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the
Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of
Trustees."

          Registrant hereby incorporates by reference, as though set forth fully herein, Article VI, Sections 2, 3 and 4 of the Registrant's Amended and Restated
Bylaws, dated March 9, 1998, appearing as Exhibit b2 to Post-Effective Amendment
No. 23 to the Registration Statement of American Century Municipal Trust on
March 26, 1998, File No. 2-91229.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 26.  Business and Other Connections of Investment Advisor.

          None.

Item 27. Principal Underwriter.

I.   (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

          ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal         Positions and Offices          Positions and Offices
Business Address*           with Underwriter               with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.      Chairman and Director                    none

James E. Stowers III       Co-Chairman and Director             Chairman and
                                                                 Director

W. Gordon Snyder           President                                none

William M. Lyons           Chief Executive Officer,              President
                           Executive Vice President and Director

Robert T. Jackson          Executive Vice President,          Executive Vice
                           Chief Financial Officer            President and
                           and Chief Accounting Officer       Chief Financial
                                                                  Officer

Kevin Cuccias              Senior Vice President                    none

Joseph Greene              Senior Vice President                    none

Brian Jeter                Senior Vice President                    none

Mark Killen                Senior Vice President                    none

Tom Kmak                   Senior Vice President                    none

David C. Tucker            Senior Vice President          Senior Vice President
                           and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

Item 28.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of the Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

Item 29.  Management Services.

          Not applicable.

Item 30.  Undertakings.

          Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 17 and 1940 Act Amendment
No. 18 to its Registration Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective
Amendment No. 17/Amendment No. 18 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the
28th day of June, 2002.

                            AMERICAN CENTURY INVESTMENT TRUST (Registrant)

                            By: /*/William M. Lyons
                                William M. Lyons
                                President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective
Amendment No. 17 has been signed below by the following persons in the capacities and on the dates indicated.
                                                                 Date
                                                                 ----
*William M. Lyons                    President and            June 28, 2002
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,   June 28, 2002
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and             June 28, 2002
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert Eisenstat                    Director                 June 28, 2002
---------------------------------
Albert Eisenstat

*Ronald J. Gilson                    Director                 June 28, 2002
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Director                 June 28, 2002
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                 June 28, 2002
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                 June 28, 2002
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 16, 2000).